As filed with the Securities and Exchange Commission on October 15, 1999

                                                            File Nos. 333-16093
                                                                       811-7923

                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 11
                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 12

                                CNI CHARTER FUNDS
             (Exact Name of Registrant as Specified in its Charter)

                             400 North Roxbury Drive
                         Beverly Hills, California 90210
                     (Address of Principal Executive Office)

                                 (800) 708-8881
              (Registrant's Telephone Number, Including Area Code)

                               WILLIAM SOUZA, ESQ.
                             400 North Roxbury Drive
                         Beverly Hills, California 90210
                     (Name and Address of Agent for Service)
                            -------------------------

             It is proposed that this filing will become effective:
             ____ immediately upon filing pursuant to Rule 485(b)
             ____ on April 30, 1999 pursuant to Rule 485(b)
             ____ 60 days after filing pursuant to Rule 485(a)(1) /X/ 75 days after filing pursuant to Rule 485(a)(2) ____ on ___________ pursuant to Rule 485(a)(1)

                                    ----------

                      Please Send Copy of Communications to:

                            MITCHELL E. NICHTER, ESQ.
                              KELVIN K. LEUNG, ESQ.
                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                         San Francisco, California 94104
                                 (415) 835-1600

                                  CHARTER FUNDS

                    CONTENTS OF THE POST-EFFECTIVE AMENDMENT

This Post-Effective Amendment to the registration statement of the Registrant contains the following documents:

     Facing Sheet

     Contents of the Post-Effective Amendment

     Part A - Prospectus for the Institutional Class shares of the CNI Charter High Yield Bond Fund

     Part A - Prospectus for the Class A shares of the CNI Charter High Yield Bond Fund

     Part B - Statement of Additional Information for CNI Charter High Yield Bond Fund

     Part C - Other Information

     Signature Page

     Exhibits

      ---------------------------------------------------------------------

                                     PART A

                                 PROSPECTUS FOR
                          INSTITUTIONAL CLASS SHARES OF

                        CNI CHARTER HIGH YIELD BOND FUND
      ---------------------------------------------------------------------

                                     [logo]

                                  CHARTER FUNDS-SM-


                        CNI CHARTER HIGH YIELD BOND FUND

                               INSTITUTIONAL CLASS


                                   PROSPECTUS
                               DATED _______, ___



                               INVESTMENT MANAGER:
                            CITY NATIONAL INVESTMENTS
                        A DIVISION OF CITY NATIONAL BANK






           The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the
                         contrary is a criminal offense.



       MUTUAL FUND SHARES ARE NOT FDIC INSURED. MUTUAL FUND SHARES ARE NOT
        BANK DEPOSITS, NOR ARE THEY OBLIGATIONS OF, OR GUARANTEED BY CITY
       NATIONAL BANK. INVESTING IN MUTUAL FUNDS INVOLVES RISKS, INCLUDING
                           POSSIBLE LOSS OF PRINCIPAL.

TABLE OF CONTENTS

Overview.......................................................................3

Management of the Fund.........................................................6

Additional Investment Strategies and Related Risks.............................8

Account Policies...............................................................9

Understanding Earnings and Taxes..............................................10

How to Buy and Sell Shares....................................................11

Important Terms to Know.......................................................14

For More Information..................................................back cover

More detailed information on all subjects covered in this simplified prospectus is contained within the STATEMENT OF ADDITIONAL INFORMATION ("SAI"). Investors seeking more in-depth explanations of the Fund should request the SAI and review it before purchasing shares.

This Prospectus offers Institutional Class shares. Only financial institutions and financial intermediaries may purchase Institutional Class shares for their own account or on behalf of their customers. The Fund offers other classes of shares which are subject to the same management fee and other expenses but may be subject to different distribution and/or shareholder servicing costs.

OVERVIEW


         OUR GOAL

         The CNI Charter High Yield Bond Fund seeks to maximize total return by investing primarily in fixed income securities rated below investment grade. The goal of the Fund can only be changed with shareholder approval.


         HOW WE PLAN TO ACHIEVE OUR GOAL

         We invest in a diversified portfolio consisting primarily of fixed income securities rated below investment grade, including corporate bonds and debentures, convertible and preferred securities and zero coupon obligations. We may also invest in fixed income securities rated below investment grade that are issued by governments and agencies, both U.S. and foreign. We may also invest in equity securities. We seek to invest in securities that offer a high current yield as well as total return potential. In an effort to control risks, we purchase investments diversified across issuers, industries and sectors. The average maturity of the Fund's investments will vary. There is no limit on the maturity or on the credit quality of any security.

         PRINCIPAL RISKS OF INVESTING IN OUR FUND

         As with any mutual fund, there are risks to investing. We cannot guarantee that we will meet our investment goal. The Fund may expose you to certain risks that could cause you to lose money. Here are the principal risks to consider:

         MARKET RISK - The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, with lower rated securities (such as those in which the Fund primarily invests) more volatile than higher rated securities. The average maturity (or duration) of these securities affects risk as well, with longer term securities generally more volatile than shorter term securities. In addition, the Fund is subject to the risk that its market segment, high yield fixed income securities, may underperform other market segments or the markets as a whole. Economic or political changes may adversely affect the ability of issuers to repay principal and to make interest payments on securities owned by the Fund. Changes in the financial condition of issuers also may adversely affect the value of the Fund's securities. The Fund is not a money market fund.

         HIGH YIELD ("JUNK") BONDS - Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve a greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

         FOREIGN SECURITIES - The Fund may invest in foreign securities. Foreign investments may be subject to risks that are not typically associated with investing in domestic governments. For example, such investment may be adversely affected by changes in currency rates and exchange control regulations, future political and economic developments, or the imposition of withholding taxes on income. Foreign markets tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions in some countries. The Fund may invest in foreign securities denominated in foreign currencies, whose value may decline against the U.S. dollar.

         EQUITY SECURITIES - The value of your equity investments will fluctuate on a day-to-day and a cyclical basis with movements in the stock market, as well as in response to the activities of individual companies. In addition, individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.

         PAST PERFORMANCE

         The Fund began operations on _________. The Fund's past performance results have not been provided but will be reported after _________, when the Fund will have been in operation for one complete calendar year (I.E., January-December).

         FEES AND EXPENSES OF THE FUND

         This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You pay no sales charges or transaction fees for buying or selling shares of the Fund.

         Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

         Management Fee*                                                              0.75%
         Other Expenses
             Shareholder Servicing Fee                               0.30%
             Other Fund Expenses**                                   0.21%
         Total Other Expenses**                                                       0.51%
         ----------------------------------------------------------- ---------------- ------------------
         TOTAL ANNUAL FUND OPERATING EXPENSES***                                      1.26%


  *    The "Management Fee" is an annual fee, payable monthly out of the Fund's
       net             assets.

  **   Estimated for the current fiscal year.

  *** The "Total Annual Fund Operating Expenses" is an estimate and may be higher or lower than that outlined above. The investment manager has voluntary agreed to limit its fees or reimburse the Fund for expenses to the extent necessary to keep Total Annual Fund Operating Expenses at or below 1.00%. Any fee reductions or reimbursements may be repaid to the investment manager within 3 years after they occur if such repayments can be achieved within the Fund's then current expense limit, if any, for that year and if certain other conditions are satisfied.

       EXAMPLE

       The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's annual operating expense ratio is 1.26%. Your actual costs may be higher or lower. The Example should not be considered a representation of past or future expenses or performance.


         Based on these assumptions your costs would be:

         1 YEAR            3 YEARS
         -------------------------

         $128                $399


MANAGEMENT OF THE FUND


         INVESTMENT MANAGER

         City National Bank ("CNB") is the Fund's investment manager. As investment manager, CNB provides the Fund with investment management services. CNB has provided trust and fiduciary services to individuals and businesses for over 30 years through its trust and investment division, City National Investments (CNI). CNI currently provides investment management services to individuals, pension and profit sharing plans, endownments, and foundations. As of September 30, 1999, CNI had approximately $13.5 billion in assets under administration and $1.9 billion in assets under management. CNI receives for its investment management services 0.75% of average annual net assets of the Fund.

         CNB, founded in the early 1950's, is a federally chartered commercial bank with approximately $6.9 billion in assets as of September 30, 1999. It is a wholly-owned subsidiary of City National Corporation ("CNC"), a New York Stock Exchange listed company. CNB's address is 400 North Roxbury Drive, Beverly Hills, California 90210.

         Under current law, the appointment of a new sub-adviser generally would require the approval of the Fund's shareholders. Although CNB does not currently intend to replace the current sub-adviser, CNB is applying for an exemptive order from the Securities and Exchange Commission which would permit it, subject to certain conditions required by the SEC, to replace the current sub-adviser with a new sub-adviser with the approval of the Board of Trustees but without obtaining shareholder approval. Shareholders, however, will be notified of any change of the sub-adviser and be provided with information regarding the new sub-adviser. An order from the SEC granting this exemption benefits shareholders by enabling the Fund to operate in a less costly and more efficient manner.

         SUB-ADVISER

         Credit Suisse Asset Management, LLC ("CSAM") currently serves as the Fund's sub-adviser, providing investment advisory and portfolio management services pursuant to a sub-advisory agreement with CNB. CSAM is a wholly-owned subsidiary of Credit Suisse Group, one of the largest financial services companies in the world, and comprises the U.S. arm of Credit Suisse Group's Credit Suisse Asset Management division. CSAM, together with its predecessor firms, has been engaged in the investment advisory business for over 60 years. As of June 30, 1999, Credit Suisse Asset Management had global assets under management of approximately $217 billion, of which approximately $43 billion was managed by CSAM. The principal business address of CSAM is 153 East 53rd Street, New York, New York 10022.

         The portfolio manager of the Fund is Richard J. Lindquist, a Managing Director and the head of high yield at CSAM. He joined CSAM in 1995 as a result of the acquisition of CS First Boston Investment Management, which he joined in 1989. Previously, he managed high yield portfolios at Prudential Insurance Company of America and T. Rowe Price Associates. Mr. Lindquist won the Lipper Analytical Services Award for the best-performing fixed income mutual fund in 1988 and 1993. He holds a B.S. in Finance from

         Boston College and an M.B.A. in Finance from the University of Chicago Graduate School of Business. Mr. Lindquist is a Chartered Financial Analyst.

         ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

         SEI Investment Mutual Funds Services serves as administrator and fund accountant to the Funds. SEI Investments Fund Management serves as transfer agent for the Fund. Both are located at One Freedom Valley Drive, Oaks, Pennsylvania 19456 and can be reached at 1-888-889-0799.

         DISTRIBUTOR

         SEI Investments Distribution Co. (the "Distributor") serves as the Fund's distributor pursuant to a distribution agreement with the Fund. The Distributor is located at One Freedom Valley Drive, Oaks, Pennsylvania, 19456 and can be reached at 1-888-889-0799.

ADDITIONAL INVESTMENT STRATEGIES AND RELATED RISKS


         DEFENSIVE INVESTMENTS -- At the discretion of the Fund's portfolio manager(s), we may invest up to 100% of the Fund's assets in cash or cash equivalents for temporary defensive purposes. The Fund is not required or expected to take such a defensive posture. But if used, such a stance may help the Fund minimize or avoid losses during adverse market, economic or political conditions. During such a period, the Fund may not achieve its investment objective. For example, should the market for junk bonds advance during this period, the Fund may not participate as much as it would have if it had been more fully invested.

         PORTFOLIO TURNOVER -- We will sell a security when we believe it is appropriate to do so, regardless of how long the Fund has owned that security. Buying and selling securities generally involves some expense to the Fund, such as commissions paid to brokers and other transaction costs. By selling a security, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Generally speaking, the higher the Fund's annual portfolio turnover, the greater its brokerage costs and the greater the likelihood that it will realize taxable capital gains. Increased brokerage costs may adversely affect the Fund's performance. Also, unless you are a tax-exempt investor or you purchase shares through a tax-deferred account, the distribution of capital gains may affect your after-tax return. Annual portfolio turnover of 100% or more is considered high. We anticipate annual portfolio turnover of less than 100% for the High Yield Bond Fund.

         YEAR 2000 -- Many computer systems cannot distinguish the year 2000 from 1900. This is known as the "Year 2000" problem. A computer system's inability to tell the difference could cause problems with the handling of securities trades, pricing and account services. Our software vendors and service providers have assured us, but have not guaranteed, that their systems will be adapted in time to avoid serious problems. We do not expect Year 2000 conversion costs to have much impact on the Fund because those costs are borne primarily by the vendors and service providers, and not directly by the Fund. It is also important to keep in mind that the Year 2000 problem may negatively impact the issuers of the securities in which the Fund invests and by extension, the value of the securities held by the Fund. This is a "Year 2000 Readiness Disclosure" within the meaning of the "Year 2000 Information and Readiness Disclosure Act."

ACCOUNT POLICIES


         HOW WE PRICE SHARES - How and when we calculate the Fund's price or net asset value ("NAV") determines the price at which you will buy or sell shares. We calculate the Fund's NAV by dividing the total net value of its assets by the number of outstanding shares. We base the value of the Fund's investments on their market value, usually the last price reported for each security before the close of market that day. A market price may not be available for securities that trade infrequently. Occasionally, an event that affects a security's value may occur after the market closes. This is more likely to happen for foreign securities traded in foreign markets that have different time zones from the United States. In this case, we, subject to the supervision of the Fund's Board of Trustees, will make a good-faith estimate of the security's "fair value," which may be higher or lower than security's closing price in its relevant market.

         WHEN SHARES ARE PRICED - We calculate the NAV of the Fund after the close of trading on the New York Stock Exchange (the "NYSE") every day the NYSE is open. We do not calculate NAVs on the days on which the NYSE is closed for trading. Certain exceptions apply as described below. The NYSE usually closes at 4:00 p.m. on weekdays, except for holidays. More details about how we calculate the Fund's NAV are in the Statement of Additional Information.

         If you have any questions about the Fund, please call us at 1-888-889-0799.

UNDERSTANDING EARNINGS AND TAXES


         DIVIDENDS AND DISTRIBUTIONS - IRS rules require that the Fund distribute all of its net investment income and capital gains, if any, to shareholders. You may receive income dividends and capital-gain distributions for which you will owe taxes even if you choose to reinvest the dividends (unless you invest solely through a tax-advantaged account such as an IRA or a 401(k) plan).
         Income dividends and capital-gain distributions are paid to all shareholders who maintain accounts with the Fund as of each dividend or distribution record date.

         TAX CONSIDERATIONS -Capital gains may be taxable at different rates depending upon the length of time the Fund holds its assets. We will inform you about the character of any dividends and capital gains upon payment. After the close of each calendar year, we will advise you of the tax status of distributions. The Fund's distributions, whether received in cash or reinvested, may be taxable. Any redemption of the Fund's shares or any exchange of the Fund's shares for another Fund will be treated as a sale, and any gain on the transaction may be taxable. BE SURE TO CONSULT YOUR TAX ADVISOR ABOUT THE SPECIFIC TAX IMPLICATIONS OF YOUR INVESTMENTS. FOR ADDITIONAL INFORMATION
         REGARDING TAX CONSIDERATIONS, SEE THE SAI.

         DISTRIBUTION OPTIONS - We will automatically reinvest your dividends in additional full or fractional shares, unless you instruct us in writing prior to the date of distribution of your election to receive payment in cash. Your election will be effective for all dividends and distributions paid after we receive your written notice. To cancel your election, please send us another written notice. Proceeds from distributions will normally be wired to your broker-dealer or financial institution on the business day after distributions are credited to your account.

         DECLARING AND PAYING DIVIDENDS - We will declare dividends each day the NAV is calculated, pay dividends on the last business day of each month, and pay net capital gain, if any, once a year. Following their fiscal year end (October 31), the Fund may make additional distribution to avoid the imposition of a tax.

         WHEN DO DIVIDENDS ACCRUE? Your dividends begin to accrue on the day after we execute your purchase order. We will not credit you with dividends for shares on the day you sell them.

         BACKUP WITHHOLDING - You must provide your broker-dealer or financial institution with your social security or tax identification number on your account application form and specify whether or not you are subject to backup withholding. Otherwise, you may be subject to backup withholding at a rate of 31%.

         HOW TO AVOID "BUYING A DIVIDEND" - If you plan to purchase shares in the Fund, check if it is planning to make a distribution in the near future. If you do not, and you buy shares of the Fund just before a distribution, you'll pay full price for the shares but receive a portion of your purchase price back as a taxable distribution. This is called "buying a dividend." Unless you hold the Fund in a tax-deferred account, you will have to include the distribution in your gross income for tax purposes, even though you may have not participated in the Fund's appreciation.

HOW TO BUY AND SELL SHARES


         Here are the details you should know about buying and selling shares:

HOW TO PLACE AN ORDER

         You may place an order with:

              - an approved broker-dealer;

              - any other approved financial institution; or

              - the transfer agent as described below.

         ORDERING THROUGH A BROKER-DEALER OR FINANCIAL INSTITUTION -- You may purchase shares through accounts with brokers and other financial institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized financial institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your financial institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your financial institution.

         ORDERING THROUGH THE TRANSFER AGENT -- Financial institutions and intermediaries may purchase shares of the Fund by placing orders directly with the Transfer Agent. Financial institutions and intermediaries should call the Transfer Agent at 1-888-889-0799 for further information and to coordinate the establishment of an account directly with the Transfer Agent

         WHEN ORDERS WILL BE COMPLETED -- You may have to transmit purchase or exchange requests to your financial institution at an earlier time for your transaction to become effective that day. This allows the financial institution time to process your request and transmit it to the Fund. For more information about how to purchase or exchange fund shares through your financial institution, you should contact your financial institution directly.

         If we receive your purchase order through your financial institution by close of trading on the NYSE, we will execute your purchase order at that day's NAV. If we receive your purchase order after the close of trading on the NYSE, we will execute your purchase order at the next day's NAV. Your shares will be bought only after we receive a properly completed order with full payment.

         PURCHASE MINIMUMS -- You may buy shares of the Fund for:

              - an initial amount of $100,000, and

              - additional investments of $1,000 or more.


         Exceptions may be made at our discretion.

         MINIMUM ACCOUNT BALANCES -- If your account balance in the Fund drops below $100,000 because of redemptions, the Fund may redeem your shares. However, we will always give you at least 30 days' written notice to give you time to add to your account and avoid the involuntary redemption of your shares.

         PAYMENT RESTRICTIONS -- We only accept payments by wire in U.S. funds. Cash, checks and third-party checks will not be accepted. Consult with your financial institution about their acceptable methods of payment.

         WIRING FEE -- The financial institution placing your order may charge its own wiring fees.

BUYING SHARES

         FIRST TIME AND SUBSEQUENT PURCHASES -- If you do not place your order through the Transfer Agent as explained above, you will have to follow your financial institution's procedures for transacting with the Fund. Contact your financial institution for more information.

         BY WIRE -- If you order through the Transfer Agent you may call the Fund at 1-888-889-0799 to buy shares by wire. Wires must be received by us through the Federal Reserve wire system before it closes (generally, 4:00 p.m. Eastern time) or we will not be able to process your order that day. If you buy shares through your financial institution, your financial institution may charge its own wiring fees.

SELLING SHARES

         GENERAL INFORMATION -- If you have bought shares through the Transfer Agent, you may sell those shares by calling the Transfer Agent at 1-888-889-0799. You may also sell your shares through your financial institution. You will have to follow their procedures. Contact your financial institution for more information.

         GENERAL RESTRICTIONS -- We may suspend the right to sell shares or postpone payment for a sale of shares when either the New York Stock Exchange or the Federal Reserve's Fedline System is closed or restricted. We reserve the right to reject any order that is not received in proper form. For example, if we are unable to determine how many shares you wish to sell, we may not execute your order.

         OTHER REDEMPTION OPTIONS-- Under conditions where cash redemptions are detrimental to the Fund and its shareholders, we reserve the right to make redemptions in readily marketable securities other than cash. In unusual circumstances, the Fund may temporarily suspend the processing of sell requests, or postpone payments of proceeds for up to five business days, as permitted by federal securities laws. Please see the SAI for a more detailed discussion.

EXCHANGING SHARES

         You may exchange shares of the Fund for shares of any other CNI Charter Fund for which you are eligible to invest. You should contact the financial institution through which you purchased your shares and follow its instructions to place an exchange order.

         When you exchange shares, you are really selling your shares and buying other shares, so your sale price and purchase price will be based on the NAV next calculated after we receive your exchange request.

IMPORTANT TERMS TO KNOW


        "We", "Us" and "Our" means the CNI Charter Funds.

        "You" and "Your" means the prospective investor or current shareholder.

        "Quality" means the credit rating given to a security by a nationally recognized statistical rating organization.

        "Yield" means the interest rate you would receive if you kept your investment in the Fund for a year. It is based on the current interest rate for a trailing seven-day period.

        "Effective Yield" means the interest rate, compounded weekly, you would receive if you kept your investment in the Fund for a year.

         "Duration" measures the sensitivity of a debt security to changes in interest rates. It takes into account both interest payments and payment at maturity.

FOR MORE INFORMATION

CNI CHARTER HIGH YIELD BOND FUND

Additional information is available free of charge in the Statement of Additional Information ("SAI"). The SAI is incorporated by reference (legally considered part of this document). In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to shareholders. To receive a free copy of this Prospectus, the SAI, or the Annual or Semi-Annual Reports (when available), please contact:

     SEI Investments Distribution Co.
     One Freedom Valley Drive
     Oaks, Pennsylvania 19456
     1-888-889-0799

INFORMATION ABOUT THE FUND MAY BE REVIEWED AND
COPIED:

    -at the SEC's Public Reference Room in Washington, D.C. at 1-800-SEC-0330;

    -on the SEC's Internet site at WWW.SEC.GOV; or

    -by written request (including duplication fee) to the Public Reference
     Section of the SEC, Washington, D.C. 20549-6009.

If you have questions about the Fund, please call 1-888-889-0799.

         The Fund's Investment Company Act file
         number: 811-07923.



                                         CNI-F-000-00

CNI           -SM-
CHARTER
      FUNDS


HIGH YIELD BOND FUND


INSTITUTIONAL CLASS


      PROSPECTUS
DATED             , 1999

      ---------------------------------------------------------------------

                                     PART A

                                 PROSPECTUS FOR
                                CLASS A SHARES OF

                        CNI CHARTER HIGH YIELD BOND FUND

      ---------------------------------------------------------------------

                                  CHARTER FUNDS    -SM-


                        CNI CHARTER HIGH YIELD BOND FUND

                                     CLASS A



                                   PROSPECTUS
                               DATED _______, ___


                               INVESTMENT MANAGER:
                            CITY NATIONAL INVESTMENTS
                        A division of City National Bank



           The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

      ---------------------------------------------------------------------

       MUTUAL FUND SHARES ARE NOT FDIC INSURED. MUTUAL FUND SHARES ARE NOT BANK DEPOSITS, NOR ARE THEY OBLIGATIONS OF, OR GUARANTEED BY CITY NATIONAL BANK. INVESTING IN MUTUAL FUNDS INVOLVES RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.



                                         (1)

TABLE OF CONTENTS


Overview.......................................................................3

Management of the Fund.........................................................6

Additional Investment Strategies and Related Risks.............................8

Account Policies...............................................................9

Understanding Earnings and Taxes..............................................10

How to Buy and Sell Shares....................................................11

Important Terms to Know.......................................................13

For More Information..................................................back cover


More detailed information on all subjects covered in this simplified prospectus is contained within the STATEMENT OF ADDITIONAL INFORMATION ("SAI"). Investors seeking more in-depth explanations of the Fund should request the SAI and review it before purchasing shares.

This Prospectus offers Class A shares. Class A shares are intended for individual investors, partnerships, corporations and other accounts that have diversified investment needs. The Fund offers other classes of shares which are subject to the same management fee and other expenses but may be subject to different distribution and/or shareholder servicing costs.

                                          (2)

OVERVIEW


         OUR GOAL

         The CNI Charter High Yield Bond Fund seeks to maximize total return by investing primarily in fixed income securities rated below investment grade. The goal of the Fund can only be changed with shareholder approval.


         HOW WE PLAN TO ACHIEVE OUR GOAL

         We invest in a diversified portfolio consisting primarily of fixed income securities rated below investment grade, including corporate bonds and debentures, convertible and preferred securities and zero coupon obligations. We may also invest in fixed income securities rated below investment grade that are issued by governments and agencies, both U.S. and foreign. The Fund may also invest in equity securities. We seek to invest in securities that offer a high current yield as well as total return potential. In an effort to control risks, we purchase investments diversified across issuers, industries and sectors. The average maturity of the Fund's investments will vary. There is no limit on the maturity or on the credit quality of any security.


                                        (3)

PRINCIPAL RISKS OF INVESTING IN OUR FUND

         As with any mutual fund, there are risks to investing. We cannot guarantee that we will meet our investment goal. The Fund may expose you to certain risks that could cause you to lose money. Here are the principal risks to consider:

         MARKET RISK - The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, with lower rated securities (such as those in which the Fund primarily invests) more volatile than higher rated securities. The average maturity (or duration) of these securities affects risk as well, with longer term securities generally more volatile than shorter term securities. In addition, the Fund is subject to the risk that its market segment, high yield fixed income securities, may underperform other market segments or the markets as a whole. Economic or political changes may adversely affect the ability of issuers to repay principal and to make interest payments on securities owned by the Fund. Changes in the financial condition of issuers also may adversely affect the value of the Fund's securities. The Fund is not a money market fund.

         HIGH YIELD ("JUNK") BONDS - Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve a greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

         FOREIGN SECURITIES - The Fund may invest in foreign securities. Foreign investments may be subject to risks that are not typically associated with investing in domestic governments. For example, such investment may be adversely affected by changes in currency rates and exchange control regulations, future political and economic developments, or the imposition of withholding taxes on income. Foreign markets tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions in some countries. The Fund may invest in foreign securities denominated in foreign currencies, whose value may decline against the U.S. dollar.

         EQUITY SECURITIES - The value of your equity investments will fluctuate on a day-to-day and a cyclical basis with movements in the stock market, as well as in response to the activities of individual companies. In addition, individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.

         PAST PERFORMANCE

         The Fund began operations on _________. The Fund's past performance results have not been provided but will be reported after _________, when the Fund will have been in operation for one complete calendar year (I.E., January-December).


                                        (4)

         FEES AND EXPENSES OF THE FUND

         This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You pay no sales charges or transaction fees for buying or selling shares of the Fund.

         Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

         Management Fee*                                                              0.75%
         Distribution (12b-1) Fees                                                    0.30%
         Other Expenses
             Shareholder Servicing Fee                               0.30%
             Other Fund Expenses**                                   0.21%
         Total Other Expenses**                                                       0.51%
         ----------------------------------------------------------- ---------------- ------------------
         TOTAL ANNUAL FUND OPERATING EXPENSES***                                      1.56%

         * The "Management Fee" is an annual fee, payable monthly out of the Fund's net assets.

         **   Estimated for the current fiscal year.

         *** The "Total Annual Fund Operating Expenses" is an estimate and may be higher or lower than that outlined above. The investment manager has voluntary agreed to limit its fees or reimburse the Fund for expenses to the extent necessary to keep Total Annual Fund Operating Expenses at or below 1.30%. Any fee reductions or reimbursements may be repaid to the investment manager within 3 years after they occur if such repayments can be achieved within the Fund's then current expense limit, if any, for that year and if certain other conditions are satisfied.

         EXAMPLE

         The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
         Example also assumes that your investment has a 5% return each year and that the Fund's annual operating expense ratio is 1.56%. Your actual costs may be higher or lower. The Example should not be considered a representation of past or future expenses or performance.

         Based on these assumptions your costs would be:

         1 YEAR            3 YEARS
         -------------------------

         $158                $492


                                     (5)

MANAGEMENT OF THE FUND


         INVESTMENT MANAGER

         City National Bank ("CNB") is the Fund's investment manager. As investment manager, CNB provides the Fund with investment management services. CNB has provided trust and fiduciary services to individuals and businesses for over 30 years through its trust and investment division, City National Investments (CNI). CNI currently provides investment management services to individuals, pension and profit sharing plans, endownments, and foundations. As of September 30, 1999, CNI had approximately $13.5 billion in assets under administration and $1.9 billion in assets under management. CNI receives for its investment management services 0.75% of average annual net assets of the Fund.

         CNB, founded in the early 1950's, is a federally chartered commercial bank with approximately $6.9 billion in assets as of September 30, 1999. It is a wholly-owned subsidiary of City National Corporation ("CNC"), a New York Stock Exchange listed company. CNB's address is 400 North Roxbury Drive, Beverly Hills, California 90210.

         Under current law, the appointment of a new sub-adviser generally would require the approval of the Fund's shareholders. Although CNB does not currently intend to replace the current sub-adviser, CNB is applying for an exemptive order from the Securities and Exchange Commission which would permit it, subject to certain conditions required by the SEC, to replace the current sub-adviser with a new sub-adviser with the approval of the Board of Trustees but without obtaining shareholder approval. Shareholders, however, will be notified of any change of the sub-adviser and be provided with information regarding the new sub-adviser. An order from the SEC granting this exemption benefits shareholders by enabling the Fund to operate in a less costly and more efficient manner.

         SUB-ADVISER

         Credit Suisse Asset Management, LLC ("CSAM") currently serves as the Fund's sub-adviser, providing investment advisory and portfolio management services pursuant to a sub-advisory agreement with CNB. CSAM is a wholly-owned subsidiary of Credit Suisse Group, one of the largest financial services companies in the world, and comprises the U.S. arm of Credit Suisse Group's Credit Suisse Asset Management division. CSAM, together with its predecessor firms, has been engaged in the investment advisory business for over 60 years. As of June 30, 1999, Credit Suisse Asset Management had global assets under management of approximately $217 billion, of which approximately $43 billion was managed by CSAM. The principal business address of CSAM is 153 East 53rd Street, New York, New York 10022.

         The portfolio manager of the Fund is Richard J. Lindquist, a Managing Director and the head of high yield at CSAM. He joined CSAM in 1995 as a result of the acquisition of CS First Boston Investment Management, which he joined in 1989. Previously, he managed high yield portfolios at Prudential Insurance Company of America and T. Rowe Price Associates. Mr. Lindquist won the Lipper Analytical Services Award for the best-performing fixed income mutual fund in 1988 and 1993. He holds a B.S. in Finance from

                                        (6)

         Boston College and an M.B.A. in Finance
         from the University of Chicago Graduate School of Business. Mr. Lindquist is a Chartered Financial Analyst.

         ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

         SEI Investment Mutual Funds Services serves as administrator and fund accountant to the Funds. SEI Investments Fund Management serves as transfer agent for the Fund. Both are located at One Freedom Valley Drive, Oaks, Pennsylvania 19456 and can be reached at 1-888-889-0799.

         DISTRIBUTOR

         SEI Investments Distribution Co. (the "Distributor") serves as the Fund's distributor pursuant to a distribution agreement with the Fund. The Distributor is located at One Freedom Valley Drive, Oaks, Pennsylvania, 19456 and can be reached at 1-888-889-0799.


                                         (7)

ADDITIONAL INVESTMENT STRATEGIES AND RELATED RISKS


         DEFENSIVE INVESTMENTS -- At the discretion of the Fund's portfolio manager(s), we may invest up to 100% of the Fund's assets in cash or cash equivalents for temporary defensive purposes. The Fund is not required or expected to take such a defensive posture. But if used, such a stance may help the Fund minimize or avoid losses during adverse market, economic or political conditions. During such a period, the Fund may not achieve its investment objective. For example, should the market for junk bonds advance during this period, the Fund may not participate as much as it would have if it had been more fully invested.

         PORTFOLIO TURNOVER -- We will sell a security when we believe it is appropriate to do so, regardless of how long the Fund has owned that security. Buying and selling securities generally involves some expense to the Fund, such as commissions paid to brokers and other transaction costs. By selling a security, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Generally speaking, the higher the Fund's annual portfolio turnover, the greater its brokerage costs and the greater the likelihood that it will realize taxable capital gains. Increased brokerage costs may adversely affect the Fund's performance. Also, unless you are a tax-exempt investor or you purchase shares through a tax-deferred account, the distribution of capital gains may affect your after-tax return. Annual portfolio turnover of 100% or more is considered high. We anticipate annual portfolio turnover of less than 100% for the High Yield Bond Fund.

         YEAR 2000 -- Many computer systems cannot distinguish the year 2000 from 1900. This is known as the "Year 2000" problem. A computer system's inability to tell the difference could cause problems with the handling of securities trades, pricing and account services. Our software vendors and service providers have assured us, but have not guaranteed, that their systems will be adapted in time to avoid serious problems. We do not expect Year 2000 conversion costs to have much impact on the Fund because those costs are borne primarily by the vendors and service providers, and not directly by the Fund. It is also important to keep in mind that the Year 2000 problem may negatively impact the issuers of the securities in which the Fund invests and by extension, the value of the securities held by the Fund. This is a "Year 2000 Readiness Disclosure" within the meaning of the "Year 2000 Information and Readiness Disclosure Act."

                                        (8)

ACCOUNT POLICIES


         HOW WE PRICE SHARES - How and when we calculate the Fund's price or net asset value ("NAV") determines the price at which you will buy or sell shares. We calculate the Fund's NAV by dividing the total net value of its assets by the number of outstanding shares. We base the value of the Fund's investments on their market value, usually the last price reported for each security before the close of market that day. A market price may not be available for securities that trade infrequently. Occasionally, an event that affects a security's value may occur after the market closes. This is more likely to happen for foreign securities traded in foreign markets that have different time zones from the United States. In this case, we, subject to the supervision of the Fund's Board of Trustees, will make a good-faith estimate of the security's "fair value," which may be higher or lower than security's closing price in its relevant market.

         WHEN SHARES ARE PRICED - We calculate the NAV of the Fund after the close of trading on the New York Stock Exchange (the "NYSE") every day the NYSE is open. We do not calculate NAVs on the days on which the NYSE is closed for trading. Certain exceptions apply as described below. The NYSE usually closes at 4:00 p.m. on weekdays, except for holidays. More details about how we calculate the Fund's NAV are in the Statement of Additional Information.

         DISTRIBUTION PLAN - The Fund has adopted a plan (the "Plan") for its Class A shares under Rule 12b-1 of the Investment Company Act. The Plan allows the Fund to pay distribution fees of 0.30% of annual net assets for the sale and distribution of its shares. Although the Fund does not have a front-end load, because the distribution fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

         If you have any questions about the Fund, please call us at 1-888-889-0799.


                                         (9)

UNDERSTANDING EARNINGS AND TAXES


         DIVIDENDS AND DISTRIBUTIONS - IRS rules require that the Fund distribute all of its net investment income and capital gains, if any, to shareholders. You may receive income dividends and capital-gain distributions for which you will owe taxes even if you choose to reinvest the dividends (unless you invest solely through a tax-advantaged account such as an IRA or a 401(k) plan). Income dividends and capital-gain distributions are paid to all shareholders who maintain accounts with the Fund as of each dividend or distribution record date.

         TAX CONSIDERATIONS -Capital gains may be taxable at different rates depending upon the length of time the Fund holds its assets. We will inform you about the character of any dividends and capital gains upon payment. After the close of each calendar year, we will advise you of the tax status of distributions. The Fund's distributions, whether received in cash or reinvested, may be taxable. Any redemption of the Fund's shares or any exchange of the Fund's shares for another Fund will be treated as a sale, and any gain on the transaction may be taxable. BE SURE TO CONSULT YOUR TAX ADVISOR ABOUT THE SPECIFIC TAX IMPLICATIONS OF YOUR INVESTMENTS. FOR ADDITIONAL INFORMATION REGARDING TAX CONSIDERATIONS, SEE THE SAI.

         DISTRIBUTION OPTIONS - We will automatically reinvest your dividends in additional full or fractional shares, unless you instruct us in writing prior to the date of distribution of your election to receive payment in cash. Your election will be effective for all dividends and distributions paid after we receive your written notice. To cancel your election, please send us another written notice. Proceeds from distributions will normally be wired to your Authorized Institution on the business day after distributions are credited to your account.

         DECLARING AND PAYING DIVIDENDS - We will declare dividends each day the NAV is calculated, pay dividends on the last business day of each month, and pay net capital gain, if any, once a year. Following their fiscal year end (October 31), the Fund may make additional distribution to avoid the imposition of a tax.

         WHEN DO DIVIDENDS ACCRUE? Your dividends begin to accrue on the day after we execute your purchase order. We will not credit you with dividends for shares on the day you sell them.

         BACKUP WITHHOLDING - You must provide your Authorized Institution with your social security or tax identification number on your account application form and specify whether or not you are subject to backup withholding. Otherwise, you may be subject to backup withholding at a rate of 31%.

         HOW TO AVOID "BUYING A DIVIDEND" - If you plan to purchase shares in the Fund, check if it is planning to make a distribution in the near future. If you do not, and you buy shares of the Fund just before a distribution, you'll pay full price for the shares but receive a portion of your purchase price back as a taxable distribution. This is called "buying a dividend." Unless you hold the Fund in a tax-deferred account, you will have to include the distribution in your gross income for tax purposes, even though you may have not participated in the Fund's appreciation.

                                        (10)

HOW TO BUY AND SELL SHARES


         Here are the details you should know about buying and selling shares:

HOW TO PLACE AN ORDER

         You may place an order with an Authorized Institution which may be:

                -  an approved broker-dealer; or

                -  any other approved financial institution.

         ORDERING THROUGH AN AUTHORIZED INSTITUTION -- You may purchase shares through accounts with Authorized Institutions that are authorized to place trades in Fund shares for their customers. If you invest through an Authorized Institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your Authorized Institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your Authorized Institution.

         WHEN ORDERS WILL BE COMPLETED -- You may have to transmit purchase or exchange requests to your Authorized Institution at an earlier time for your transaction to become effective that day. This allows the Authorized Institution time to process your request and transmit it to the Fund. For more information about how to purchase or exchange fund shares through your Authorized Institution, you should contact your Authorized Institution directly.

         If we receive your purchase order through your Authorized Institution by close of trading on the NYSE, we will execute your purchase order at that day's NAV. If we receive your purchase order after the close of trading on the NYSE, we will execute your purchase order at the next day's NAV. Your shares will be bought only after we receive a properly completed order with full payment.

         PURCHASE MINIMUMS -- You may buy shares of the Fund for:

                -  an initial amount of $100,000, and

                -  additional investments of $1,000 or more.


         Exceptions may be made at our discretion.

         MINIMUM ACCOUNT BALANCES -- If your account balance in the Fund drops below $100,000 because of redemptions, the Fund may redeem your shares. However, we will always give you at least 30 days' written notice to give you time to add to your account and avoid the involuntary redemption of your shares.


                                         (11)

         PAYMENT RESTRICTIONS -- We only accept payments by wire in U.S. funds. Cash, checks and third-party checks will not be accepted. Consult with your Authorized Institution about their acceptable methods of payment.

         WIRING FEE -- The Authorized Institution placing your order may charge its own wiring fees.

BUYING SHARES

         FIRST TIME AND SUBSEQUENT PURCHASES -- You will have to follow your Authorized Institution's procedures for transacting with the Fund. Contact your Authorized Institution for more information.

SELLING SHARES

         GENERAL INFORMATION -- You may sell your shares through your Authorized Institution. You will have to follow their procedures. Contact your Authorized Institution for more information.

         GENERAL RESTRICTIONS -- We may suspend the right to sell shares or postpone payment for a sale of shares when either the New York Stock Exchange or the Federal Reserve's Fedline System is closed or restricted. We reserve the right to reject any order that is not received in proper form. For example, if we are unable to determine how many shares you wish to sell, we may not execute your order.

         OTHER REDEMPTION OPTIONS-- Under conditions where cash redemptions are detrimental to the Fund and its shareholders, we reserve the right to make redemptions in readily marketable securities other than cash. In unusual circumstances, the Fund may temporarily suspend the processing of sell requests, or postpone payments of proceeds for up to five business days, as permitted by federal securities laws. Please see the SAI for a more detailed discussion.

EXCHANGING SHARES

         You may exchange shares of any CNI Charter Fund for shares of any other CNI Charter Fund for which you are eligible to invest. You should contact the Authorized Institution through which you purchased your shares and follow its instructions to place an exchange order. When you exchange shares, you are really selling your shares and buying other shares, so your sale price and purchase price will be based on the NAV next calculated after we receive your exchange request.


                                       (12)

IMPORTANT TERMS TO KNOW


         "We", "Us" and "Our" means the CNI Charter Funds.

         "You" and "Your" means the prospective investor or current shareholder.

         "Quality" means the credit rating given to a security by a nationally recognized statistical rating organization.

         "Yield" means the interest rate you would receive if you kept your investment in the Fund for a year. It is based on the current interest rate for a trailing seven-day period.

         "Effective Yield" means the interest rate, compounded weekly, you would receive if you kept your investment in the Fund for a year.

         "Duration" measures the sensitivity of a debt security to changes in interest rates. It takes into account both interest payments and payment at maturity.


                                        (13)

FOR MORE INFORMATION

CNI CHARTER HIGH YIELD BOND FUND

Additional information is available free of charge in the Statement of Additional Information ("SAI"). The SAI is incorporated by reference (legally considered part of this document). In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to shareholders. To receive a free copy of this Prospectus, the SAI, or the Annual or Semi-Annual Reports (when available), please contact:

     SEI Investments Distribution Co.
     One Freedom Valley Drive
     Oaks, Pennsylvania 19456
     1-888-889-0799

INFORMATION ABOUT THE FUND MAY BE REVIEWED AND COPIED:

-  at the SEC's Public Reference Room in Washington, D.C. at
   1-800-SEC-0330;

-  on the SEC's Internet site at WWW.SEC.GOV; or

- by written request (including duplication fee) to the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

If you have questions about the Fund, please call 1-888-889-0799.

     The Fund's Investment Company Act file number: 811-07923.



                                  CNI-F-000-00


CNI   CHARTER
   FUNDS      -SM-
HIGH YIELD BOND FUND


CLASS A


PROSPECTUS
DATED             , 1999


                                           (14)

      ---------------------------------------------------------------------

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                        CNI CHARTER HIGH YIELD BOND FUND

      ---------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION








                                CNI CHARTER FUNDS
            400 North Roxbury Drive, Beverly Hills, California 90210

                        CNI CHARTER HIGH YIELD BOND FUND




                                December 31, 1999









This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus for the Fund dated December 31, 1999, which may be amended from time to time, for the CNI Charter High Yield Bond Fund (the "Fund"). The Fund is a diversified investment portfolio of the CNI Charter Funds (the "Trust"), an open-end, management investment company. The Trust was formerly called the Berkeley Funds. City National Bank serves as Investment Manager to the Fund.

To obtain a free copy of the above-referenced prospectus, please contact SEI Investments Fund Management (the "Transfer Agent") at 1-888-889-0799.

                                TABLE OF CONTENTS


Investment Techniques ........................................................1

Investment Restrictions .....................................................22

Risk Considerations .........................................................24

Management of the Trust .....................................................33

Portfolio Transactions and Turnover .........................................39

Distribution and Taxes ......................................................40

Share Price Calculation .....................................................44

Distribution Plan ...........................................................46

Shareholder Service Agreement ...............................................47

Expenses ....................................................................48

General Information .........................................................48

Performance Information .....................................................49

Purchase and Redemption of Shares ...........................................50

Other Information ...........................................................51

Principal Holders of Securities .............................................52

Financial Statements ........................................................52

Appendix- Ratings of Investment Securities .................................A-1


                              INVESTMENT TECHNIQUES

FIXED INCOME SECURITIES. The Fund will invest in fixed income securities. Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. The market value of the Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities, but will affect the Fund's net asset value.

VARIABLE AND FLOATING RATE INSTRUMENTS. The Fund may invest in variable and floating rate instruments. Certain of the obligations purchased by the Fund may carry variable or floating rates of interest and may involve a conditional or unconditional demand feature. Such obligations may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or at some other interval, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security.

FOREIGN SECURITIES. The Fund may invest in foreign securities. Investments in securities of foreign issuers or securities principally traded overseas may involve certain special risks due to foreign economic, political, and legal developments, including expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, often less comprehensive, accounting, reporting, and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. Foreign brokerage commissions and other fees are also generally higher than in the United States. There are also special tax considerations which apply to securities of foreign issuers and securities principally traded overseas.

DEPOSITARY RECEIPTS, CONVERTIBLE SECURITIES AND SECURITIES WARRANTS. The Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and other similar global instruments available in emerging markets, or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. Generally, ADRs in registered form are designed for use in U.S. securities markets, and EDRs and other similar global instruments in bearer form are designed for use in European securities markets. For purposes of the Fund's investment policies, the Fund's investments in ADRs, EDRs and similar instruments will be deemed to be investments in the equity securities representing the securities of foreign issuers into which they may be converted. The Fund may also invest in fixed income securities convertible into equity securities and warrants to purchase equity securities.

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MORTGAGE RELATED SECURITIES AND DERIVATIVE SECURITIES. The Fund may invest in mortgage-related securities. A mortgage-related security is an interest in a pool of mortgage loans and is considered a derivative security. Most mortgage-related securities are pass-through securities, which means that investors receive payments consisting of a pro rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as mortgages in the underlying mortgage pool are paid off by the borrowers. Certain mortgage-related securities are subject to high volatility. The Fund uses these derivative securities in an effort to enhance return and as a means to make certain investments not otherwise available to the Fund.

         AGENCY MORTGAGE-RELATED SECURITIES. Investors in the Fund should note that the dominant issuers or guarantors of mortgage-related securities today are GNMA, FNMA and the FHLMC. GNMA creates pass-through securities from pools of government-guaranteed or -insured (Federal Housing Authority or Veterans Administration) mortgages. FNMA and FHLMC issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages. The principal and interest on GNMA pass-through securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. government. FNMA guarantees full and timely payment of all interest and principal, and FHLMC guarantees timely payment of interest and ultimate collection of principal of its pass-through securities. Securities from FNMA and FHLMC are not backed by the full faith and credit of the U.S. government but are generally considered to offer minimal credit risks. The yields provided by these mortgage-related securities have historically exceeded the yields on other types of U.S. government securities with comparable "lives" largely due to the risks associated with prepayment.

Adjustable rate mortgage securities ("ARMs") are pass-through securities representing interests in pools of mortgage loans with adjustable interest rates determined in accordance with a predetermined interest rate index and which may be subject to certain limits. The adjustment feature of ARMs tends to lessen their interest rate sensitivity.

        MORTGAGE-RELATED SECURITIES - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION. GNMA is a wholly owned corporate instrumentality of the U.S. government within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorizes GNMA to guarantee the timely payment of the principal of, and interest on, securities that are based on and backed by a pool of specified mortgage loans. For these types of securities to qualify for a GNMA guarantee, the underlying collateral must be mortgages insured by the FHA under the Housing Act, or Title V of the Housing Act of 1949, as amended ("VA Loans"), or be pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. Government is pledged to the payment of all amounts that may be required to be paid under any guarantee. In order to meet its obligations under a guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

GNMA pass-through securities may represent a proportionate interest in one or more pools of the following types of mortgage loans: (1) fixed-rate level payment mortgage loans; (2) fixed-rate graduated payment mortgage loans; (3) fixed-rate growing equity mortgage loans; (4) fixed-rate mortgage loans secured by manufactured (mobile) homes; (5) mortgage loans on multifamily residential properties under construction; (6) mortgage loans on completed multifamily projects; (7) fixed-rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (8) mortgage loans that provide for adjustments on payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (9) mortgage-backed serial notes.

         MORTGAGE-RELATED SECURITIES - FEDERAL NATIONAL MORTGAGE ASSOCIATION. FNMA is a federally chartered and privately owned corporation established under the Federal National

Mortgage Association Charter Act. FNMA was originally organized in 1938 as a U.S. Government agency to add greater liquidity to the mortgage market. FNMA was transformed into a private sector corporation by legislation enacted in 1968. FNMA provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby providing them with funds for additional lending. FNMA acquires funds to purchase loans from investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

Each FNMA pass-through security represents a proportionate interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (that is, mortgage loans that are not insured or guaranteed by any U.S. Government agency). The loans contained in those pools consist of one or more of the following: (1) fixed-rate level payment mortgage loans; (2) fixed-rate growing equity mortgage loans; (3) fixed-rate graduated payment mortgage loans; (4) variable-rate mortgage loans; (5) other adjustable-rate mortgage loans; and (6) fixed-rate mortgage loans secured by multifamily projects.

         MORTGAGE-RELATED SECURITIES - FEDERAL HOME LOAN MORTGAGE CORPORATION. FHLMC is a corporate instrumentality of the United States established by the Emergency Home Finance Act of 1970, as amended. FHLMC was organized primarily for the purpose of increasing the availability of mortgage credit to finance needed housing. The operations of FHLMC currently consist primarily of the purchase of first lien, conventional, residential mortgage loans and participation interests in mortgage loans and the resale of the mortgage loans in the form of mortgage-backed securities.

The mortgage loans underlying FHLMC securities typically consist of fixed-rate or adjustable-rate mortgage loans with original terms to maturity of between 10 and 30 years, substantially all of which are secured by first liens on one-to-four-family residential properties or multifamily projects. Each mortgage loan must include whole loans, participation interests in whole loans and undivided interests in whole loans and participation in another
FHLMC security.

         PRIVATELY ISSUED MORTGAGE-RELATED SECURITIES. Mortgage-related securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds which are considered to be obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and CMOs collateralized by mortgage-related securities issued by GNMA, FNMA, FHLMC or by pools of conventional mortgages, multifamily or commercial mortgage loans.

Each class of a CMO is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the collateral pool may cause the various classes of a CMO to be retired substantially earlier than their stated maturities or final distribution dates. The principal of and interest on the collateral pool may be allocated among the several classes of a CMO in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to some of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-related securities. Certain classes of CMOs may have priority over others with respect to the receipt of prepayments on the mortgages.

Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class which, like the other CMO structures, must be retired by its stated maturity date or final distribution date, but may be retired earlier. Amortization Class CMOs ("PAC Bonds") are parallel pay CMOs that generally require payments of a specified amount of principal on each payment date; the required principal payment on PAC Bonds have the highest priority after interest has been paid to all classes.

Privately issued mortgage-related securities generally offer a higher rate of interest (but greater credit and interest rate risk) than U.S. government and agency mortgage-related securities because they offer no direct or indirect governmental guarantees. Many issuers or servicers of mortgage-related securities guarantee or provide insurance for timely payment of interest and principal, however. Some mortgage-related securities are offered through private placements that are restricted as to further sale. The value of these securities may be very volatile.

       ADJUSTABLE-RATE MORTGAGE-RELATED SECURITIES. Because the interest rates on the mortgages underlying ARMs reset periodically, yields of such portfolio securities will gradually align themselves to reflect changes in market rates. Unlike fixed-rate mortgages, which generally decline in value during periods of rising interest rates, ARMs allow the Fund to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in both higher current yields and low price fluctuations. Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Fund may be able to reinvest such amounts in securities with a higher current rate of return. During periods of declining interest rates, of course, the coupon rates may readjust downward, resulting in lower yields to the Fund. Further, because of this feature, the value of ARMs is unlikely to rise during periods of declining interest rates to the same extent as fixed rate instruments. For further discussion of the risks associated with mortgage-related securities generally.

         OTHER MORTGAGE-RELATED SECURITIES. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities ("SMBS"). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances the Fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended
(the "1933 Act"). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to the Fund's limitations on investment in illiquid securities.

SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IOs, POs and other mortgage securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, established trading markets have not developed and, accordingly, these securities may be deemed "illiquid" and subject to the Fund's limitations on investment in illiquid securities.

The value of derivative securities known as "floaters" and "inverse floaters" vary in response to interest rates. These securities may be illiquid and their values may be very volatile.

FUTURES AND OPTIONS ON FUTURES. The Fund may engage in futures and options on futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund may use futures contracts and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the bonds comprising the index is made: generally contracts are closed out prior to the expiration date of the contract.

In order to avoid leveraging and related risks, when the Fund invests in futures contracts, the Fund will cover positions by depositing an amount of cash or liquid securities equal to the market value of the futures positions held, less margin deposits, in a segregated account and that amount will be marked-to-market on a daily basis.

The Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), so long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of the Fund's net assets.

There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange and (5) government regulations may restrict trading in futures contracts and options on futures.

The Fund may buy and sell futures contracts and related options to manage exposure to changing interest rates and securities prices. Some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund's return. No price is paid upon entering into futures contracts. Instead, the Fund would be required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, would be made on a daily basis as the value of the future position varies (a process known as "marked to market"). The margin is in the nature of performance bond or good-faith deposit on a futures contract. Futures and options on futures are taxable instruments.

INVESTMENT COMPANY SHARES. The Fund may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions set forth in this SAI. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The
Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. Under applicable regulations, the Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of another company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

FORWARD FOREIGN CURRENCY CONTRACTS - A forward contract involves an obligation to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. The Fund may enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximately the value of some or all of the Fund's securities denominated in such foreign currency.

By entering into forward foreign currency contracts, the Fund will seek to protect the value of its investment securities against a decline in the value of a currency. However, these forward foreign currency contracts will not eliminate fluctuations in the underlying prices of the securities. Rather, they simply establish a rate of exchange which one can obtain at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. At the maturity of a forward contract, the Fund may either sell a portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader, obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize a gain or loss from currency transactions. The Fund will place assets in a segregated account to assure that its obligations under forward foreign currency contracts are covered.

ZERO COUPON BONDS. The Fund may invest in zero coupon securities, which are debt securities issued or sold at a discount from their face value and do not entitle the holder to any periodic payment of interest prior to maturity, a specified redemption date or a cash payment date. The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer. Zero coupon securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The market prices of zero coupon securities are generally more volatile than the market prices of interest-bearing securities and respond more to changes in interest rates than interest-bearing securities with similar maturities and credit qualities. The "original issue discount" on the zero coupon bonds must be included ratably in the income of the Fund as the income accrues even though payment has not been received. The Fund nevertheless intends to distribute an amount of cash equal to the currently accrued original issue discount, and this may require liquidating securities at times they might not otherwise do so and may result in capital loss.

PAY-IN-KIND BONDS - Investments of the Fund in fixed-income securities may include pay-in-kind bonds. These are securities which, at the issuer's option, pay interest in either cash or additional securities for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow, debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

REITS - REITs are trusts that invest primarily in commercial real estate or real estate-related loans. A real estate investment trust ("REIT") is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales.

Mortgage REITs invest the
majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through the Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs.

The Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

PRIVATIZATIONS. The Fund may invest in privatizations. Foreign governmental programs of selling interests in government-owned or -controlled enterprises ("privatizations") may represent opportunities for significant capital appreciation and the Fund may invest in privatizations. The ability of U.S. entities, such as the Fund, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be successful.

SPECIAL SITUATIONS. The Fund may invest in special situations. The Fund believes that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and similar vehicles (collectively, "special situations") could enhance their capital appreciation potential. The Fund also may invest in certain types of vehicles or derivative securities that represent indirect investments in foreign markets or securities in which it is impracticable for the Fund to invest directly. Investments in special situations may be illiquid, as determined by the Investment Manager based on criteria reviewed by the Board.

WHEN-ISSUED SECURITIES. The Fund may invest in when-issued securities. These securities involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Fund will maintain with the custodian a separate account with liquid securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Fund before settlement. Although the Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for their portfolios, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Investment Manager or Sub-Adviser deems it appropriate to do so.

The Fund will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

OPTIONS ON SECURITIES, SECURITIES INDICES AND CURRENCIES. The Fund may purchase put and call options on securities in which it has invested, on foreign currencies represented in its portfolio and on any securities index based in whole or in part on securities in which the Fund may invest. The Fund also may enter into closing sales transactions in order to realize gains or minimize losses on options they have purchased.

The Fund normally will purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest or a positive change in the currency in which such securities are denominated. The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities or a specified amount of a foreign currency at a specified price during the option period.

The Fund may purchase and sell options traded on U.S. and foreign exchanges. Although the Fund will generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. For some options, no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities.

Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi) discontinuance in the future by one or more exchanges for economic or other reasons, of trading of options (or of a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Fund may write (I.E., sell) covered put and call options on securities, securities indices and currencies in which it may invest. A covered call option involves the Fund's giving another party, in return for a premium, the right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. A covered call option serves as a partial hedge against a price decline of the underlying security. However, by writing a covered call option, the Fund gives up the opportunity, while the option is in effect, to realize gain from any price increase (above the option exercise price) in the underlying security. In addition, the Fund's ability to sell the underlying security is limited while the option is in effect unless the Fund effects a closing purchase transaction.

Each Fund also may write covered put options that give the holder of the option the right to sell the underlying security to the Fund at the stated exercise price. The Fund will receive a premium for writing a put option but will be obligated for as long as the option is outstanding to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise. In order to "cover" put options it has written, the Fund will cause its custodian to segregate cash, cash equivalents, U.S. Government securities or other liquid equity or debt securities with at least the value of the exercise price of the put options. The Fund will not write put options if the aggregate value of the obligations underlying the put options exceeds 25% of the Fund's total assets.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and result in the institution by an exchange of special procedures that may interfere with the timely execution of the Fund's orders.

REPURCHASE AGREEMENTS. The Fund may engage in repurchase agreements. Repurchase agreements are agreements under which securities are acquired from a securities dealer or bank subject to resale on an agreed upon date and at an agreed upon price which includes principal and interest. The Fund or its agents will have actual or constructive possession of the securities held as collateral for the repurchase agreement. The Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, or if the Fund realizes a loss on the sale of the collateral securities. The Investment Manager or Sub-adviser will enter into repurchase agreements on behalf of the Fund only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Board of Trustees. These guidelines currently permit the Fund to enter into repurchase agreements with any bank the Investment Manager may recommend if it determines such bank to be creditworthy. Repurchase agreements are considered to be loans collateralized by the underlying security. Repurchase agreements entered into by the Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the price stated in the agreement. This underlying security will be marked to market daily. The Investment Manager or Sub-adviser will monitor compliance with this requirement. Under all repurchase agreements entered into by the Fund, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent the proceeds of the sale are less than the resale price. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delays and costs in selling the security and may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor. Repurchase agreements, in some circumstances, may not be tax exempt.

RESTRICTED AND RULE 144A SECURITIES. Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended (the "1933 Act"), or an exemption from registration.
Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act, and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market on such commercial paper.

Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities sold pursuant to Rule 144A in many cases provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the

PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified buyers interested in purchasing Rule 144A eligible restricted securities, however, could adversely affect the marketability of such portfolio securities and result in the Fund's inability to dispose of such securities promptly or at favorable prices.

The Board has delegated the function of making day-to-day determination of liquidity to the Fund's Investment Manager or Sub-adviser pursuant to guidelines approved by the Board. The Investment Manager or Sub-adviser will take into account a number of factors in reaching liquidity decisions, including, but not limited to: (1) the frequency of trades for the security,
(2) the number of dealers willing and ready to purchase and sell the security, (3) whether any dealers that have agreed to make a market in the security, (4) the number of other potential purchasers for the security, and
(5) the nature of the securities and the nature of the marketplace trades. To the extent the Investment Manager or Sub-adviser, according to the guidelines approved by the Board, determines a Rule 144A eligible security to be liquid, such a security would not be subject to the Fund's percentage limit on illiquid securities investment.

LENDING OF PORTFOLIO SECURITIES. Although the Fund currently does not intend to do so, the Fund may lend its portfolio securities in order to generate additional income. Such loans may be made to broker-dealers or other financial institutions whose creditworthiness is acceptable to the Investment Manager. These loans would be required to be secured continuously by collateral, including cash, cash equivalents, irrevocable letters of credit, U.S. Government securities, or other high-grade liquid debt securities, maintained on a current basis (I.E., marked to market daily) at an amount at least equal to 100% of the market value of the securities loaned plus accrued interest. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. Loans are subject to termination at the option of the Fund or the borrower at any time. Upon such termination, the Fund is entitled to obtain the return of the securities loaned within five business days.

For the duration of the loan, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, will receive proceeds from the investment of the collateral and will continue to retain any voting rights with respect to those securities. As with other extensions of credit, there are risks of delay in recovery or even losses of rights in the securities loaned should the borrower of the securities fail financially. However, the loans will be made only to borrowers deemed by the Investment Manager to be creditworthy, and when, in the judgment of the Investment Manager, the income which can be earned currently from such loans justifies the attendant risk.

HIGHLY LIQUID INVESTMENTS. The Fund may invest in bank notes, which are unsecured promissory notes representing debt obligations that are issued by banks in large denominations. The Fund may invest in Bankers' acceptances. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are issued by corporations to finance the shipment and storage of goods. Maturities are generally six months or less. The Fund may invest in certificates of deposit. Certificates of deposit is an interest-bearing instrument with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

ASSET-BACKED SECURITIES. The Fund may invest in asset-backed securities. These types of securities represent a direct or indirect participation in, or are secured by and payable from, pools of assets, such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (e.g., credit card) agreements. Payments or distributions of principal and interest on asset-backed securities may be supported by credit enhancements, such as various forms of cash collateral accounts or letters of credit. These securities are subject to the risk of prepayment. Prepayments of principal of asset-backed securities affect the average life of the asset-backed securities in the Fund's portfolio. Prepayments are affected by the level of interest rates and other factors, including general economic conditions. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of asset-backed securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, affecting the Fund's yield. Thus, asset-backed securities may have less potential for capital appreciation in periods of falling interest rates than other fixed-income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.

MUNICIPAL SECURITIES. The Fund may invest in municipal securities. Municipal securities consist of (1) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (2) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenue of a project or facility, tolls from a toll bridge, for example. Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds.

         MUNICIPAL LEASES. The Fund may invest in municipal leases. The Fund may invest in instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation.

         MUNICIPAL NOTES. Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior receipt of expected non-tax revenues from a specific source), bond anticipation notes, tax and revenue anticipation notes, certificates of indebtedness, demand notes, and construction loan notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

         MUNICIPAL BONDS. Municipal bonds are debt obligations issued to obtain funds for various public purposes. The Fund may purchase private activity or industrial development bonds if the interest paid is exempt from federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or -operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking or sewage or solid waste disposal facilities, as well as certain other categories. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

COMMERCIAL PAPER. The Fund may invest in commercial paper and other securities that are issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act")("Section 4(2) paper"). Federal securities laws restrict the disposition of Section 4(2) paper. Section 4(2) paper generally is sold to institutional investors who agree that they are purchasing the paper for investment and not for public distribution. Any resale of Section 4(2) paper by the purchaser must be in an exempt transaction and may be accomplished in accordance with Rule 144A under the 1933 Act. Section 4(2) paper normally may be resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Because it is not possible to predict with assurance exactly how this market for Section 4(2) paper sold and offered under Rule 144A will continue to develop, the Investment Manager, or Sub-advisers, pursuant to guidelines approved by the Board will monitor the Fund's investments in these securities, focusing on such important factors as, among others, valuation, liquidity, and availability of information.

TIME DEPOSITS. The Fund may invest in time deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, a time deposit earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

U.S. GOVERNMENT AGENCY OBLIGATIONS. The Fund may invest in U.S. agency obligations. Various agencies of the U.S. Government issue obligations, including, the Export/Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, GNMA, Maritime Administration, Small Business Administration, and the Tennessee Valley Authority. The Fund may purchase securities guaranteed by GNMA which represent participation in Veterans Administration and Federal Housing Administration backed mortgage pools. Obligations of instrumentalities of the U.S. Government include securities issued by, among others, Federal Home Loan Banks, HLMC, Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (I.E., GNMA), others are supported by the right of the issuer to borrow from the Treasury. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

BORROWING POLICY. The Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of the Fund's total assets in order to meet redemption requests without immediately selling any portfolio securities. The Fund will not borrow for leverage purposes or purchase securities or make investments while borrowings are outstanding. If for any reason the current value of the total assets of the Fund falls below an amount equal to three times the amount of indebtedness for money borrowed, the Fund will, within three days, (not including Sundays and holidays), reduce its indebtedness to the extent necessary to meet that limitation. Any borrowings under this provision will not be collateralized.

EQUITY SECURITIES - The Fund may purchase equity securities. Equity securities include common stock, preferred stock, warrants or rights to subscribe to common stock and, in general, any security that is convertible into or exchangeable for common stock.

Equity securities represent ownership interests in a company or corporation, and include common stock, preferred stock, and warrants and other rights to acquire such instruments. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the fund to fluctuate.

Investments in small or middle capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of small or medium-sized companies are often traded over-the-counter, and may not be traded in volumes typical of securities traded on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES

The Fund may not:

1. With respect to 75% of its assets, (i) purchase the securities of any issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or
(ii) acquire more than 10% of the outstanding voting securities of any one issuer.

2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.

3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets, (i) all borrowings will be repaid before making additional investments and any interest paid on such borrowing will reduce income; and (ii) asset coverage of at least 300% is required.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be loaned to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the Securities and Exchange Commission (the "SEC").

7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

8. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

The foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security. These investment limitations and the investment limitations in each prospectus are fundamental policies of the Trust and may not be changed without shareholder approval.

NON-FUNDAMENTAL POLICIES

The Fund may not:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing.

2. Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by
Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or an order of exemption therefrom.

5. Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

6. Purchase securities which are not readily marketable, if, in the aggregate, more than 15% of its total assets would be invested in such securities.

Each of the foregoing percentage limitations (except with respect to the limitation on investing in illiquid securities) apply at the time of purchase. These limitations are non-fundamental and may be changed by the Board without a vote of shareholders.

                               RISK CONSIDERATIONS

DEBT

The market value of debt securities that are interest rate sensitive is inversely related to changes in interest rates. That is, an interest rate decline produces an increase in a security's market value and an interest rate increase produces a decrease in value. The longer the remaining maturity of a security, the greater the effect of interest rate changes. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of its creditworthiness also affect the market value of that issuer's debt securities. Investors also should recognize that, in periods of declining interest rates, the Fund's returns will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Fund's returns will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the portfolios, thereby reducing the Fund's current returns. In periods of rising interest rates, the opposite can be expected to occur.

The value of commercial paper and other securities in the Fund's portfolios may be adversely affected by the inability of the issuers (or related supporting institutions) to make principal or interest payments on the obligations in a timely manner.

The Fund's performance also may be affected by changes in market or economic conditions and other circumstances affecting the financial services industry. Government regulation of banks, savings and loan associations, and finance companies may limit both the amounts and types of loans and other financial commitments these entities can make and the interest rates and fees they can charge. The profitability of the financial services industry, which is largely dependent on the availability and, cost of capital funds, has fluctuated in response to volatility in interest rate levels. In addition, the financial services industry is subject to risks resulting from general economic conditions and the potential exposure to credit losses.

LOW GRADE, HIGH YIELD DEBT

Lower rated securities are defined as securities below the fourth highest rating category by a nationally recognized statistical rating organization ("NRSRO"), as discussed in the appendix attached hereto. Such obligations are speculative and may be in default. There is no bottom limit on the ratings of high-yield securities that may be purchased or held by the Fund. In addition, the Fund may invest in unrated securities. Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity
(market risk). Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. The market values of fixed-income securities tend to vary inversely with the level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing highest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

The high yield market is relatively new and its growth has paralleled a long period of economic expansion and an increase in merger, acquisitions and leveraged buyout activity. Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, the Fund's advisers could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Furthermore, the Trust may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value.

Prices for high yield securities may be affected by legislative and regulatory developments. These laws could adversely affect the Fund's net asset value and investment practices, the secondary market value for high yield securities, the financial condition of issuers of these securities and the value of outstanding high yield securities.

Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the fund to the risks of high yield securities.

FOREIGN SECURITIES

The Fund may purchase securities issued by governments of foreign countries. Accordingly, shareholders should consider carefully the substantial additional risks involved in investing in these securities. Foreign investments involve the possibility of taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations; foreign exchange controls (which may include suspension of the ability to transfer currency from a given country and repatriation of investments); default in foreign government securities, and political or social instability or diplomatic developments that could adversely affect investments. In addition, there is often less publicly available information about foreign issuers than those in the United States. Further, the Fund may encounter difficulties in pursuing legal remedies or in obtaining judgments in foreign courts.

Brokerage commissions, fees for custodial services and other costs relating to investments by the Fund in other countries are generally greater than in the United States. Foreign markets have different clearance and settlement procedures from those in the United States, and certain markets have experienced times when settlements did not keep pace with the volume of securities transactions, which resulted in settlement difficulty. The inability of the Fund to make intended security purchases due to settlement difficulties could cause it to miss attractive investment opportunities. Any delay in selling a portfolio security due to settlement problems could result in loss to the Fund if the value of the portfolio security declined, or result in claims against the Fund if it had entered into a contract to sell the security. The securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.

Because certain securities may be denominated in foreign currencies, the value of which will be affected by changes in currency exchange rates and exchange control regulations, and costs will be incurred in connection with conversions between currencies. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund's securities denominated in the currency. Such changes also affect the Fund's income and distributions to shareholders. The Fund may be affected either favorably or unfavorably by changes in the relative rates of exchange among the currencies of different nations, and the Fund may therefore engage in foreign currency hedging strategies. Such strategies, however, involve certain transaction costs and investment risks, including dependence upon the Investment Manager's ability to predict movements in exchange rates.

Some countries in which the Fund may invest may also have fixed or managed currencies that are not freely convertible at market rates into the U.S. dollar. Certain currencies may not be internationally traded. A number of these currencies have experienced steady devaluation relative to the U.S. dollar, and such devaluations in the currencies may have a detrimental impact on the Fund. Many countries in which the Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates may have negative effects on certain economies and securities markets. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments. Certain countries also limit the amount of foreign capital that can be invested in their markets and local companies, creating a "foreign premium" on capital investments available to foreign investors such as the Fund. The Fund may pay a "foreign premium" to establish an investment position which it cannot later recoup because of changes in that country's foreign investment laws.

EMERGING MARKETS

Many of the risks are more pronounced for investments in developing or emerging market countries, such as many of the countries of Asia, Latin America, Eastern Europe, Russia, Africa, and the Middle East. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a per capita gross national product of less than $8,000.

The economies of many of these countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries. Many of these countries may also have government exchange controls, currencies with no recognizable market value relative to the established currencies of western market economies, little or no experience in trading in securities, no financial reporting standards, a lack of a banking and securities infrastructure to handle such trading, and a legal tradition which does not recognize rights in private property.

In certain of these countries, severe and persistent levels of inflation, including, in some cases, hyperinflation, has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain of these countries has also been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they were to reoccur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets. A number of these countries are highly dependent on foreign loans for their operation. There have been moratoria on, and reschedulings of, repayment with respect to many countries' debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.

EXCHANGE RATES AND POLICIES

The Fund may endeavor to buy and sell foreign currencies on favorable terms. Some price spreads on currency exchange (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another or when proceeds from the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Fund from repatriating invested capital and dividends, withhold portions of interest and dividends at the source, or impose other taxes, with respect to the Fund's investments in securities of issuers of that country. There also is the possibility of expropriation, nationalization, confiscatory or other taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments that could adversely affect investments in securities of issuers in those nations.

The Fund may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations, exchange control regulations and indigenous economic and political developments.

The Investment Manager considers at least annually the likelihood of the imposition by any foreign government of exchange control restrictions that would affect the liquidity of the Fund's assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Investment Manager also considers the degree of risk attendant to holding portfolio securities in domestic and foreign securities depositories.

PREPAYMENTS

Prepayments of principal of mortgage-related securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-related securities in the Fund's portfolio. Mortgage prepayments are affected by the level of interest rates and other factors, including general economic conditions and the underlying location and age of the mortgage. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Fund, to the extent that it retains the same percentage of debt securities, may have to reinvest the proceeds of prepayments at lower interest rates than those of its previous investments. If this occurs, the Fund's yield will correspondingly decline. Thus, mortgage-related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed-income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that the Fund purchases mortgage-related securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to any unamortized premium. Duration is one of the fundamental tools used by the Investment Manager in managing interest rate risks including prepayment risks. Traditionally, a debt security's "term to maturity" characterizes a security's sensitivity to changes in interest rates "Term to maturity," however, measures only the time until a debt security provides its final payment, taking no account of prematurity payments. Most debt securities provide interest ("coupon") payments in addition to a final ("par") payment at maturity, and some securities have call provisions allowing the issuer to repay the instrument in full before maturity date, each of which affect the security's response to interest rate changes. "Duration" is considered a more precise measure of interest rate risk than "term to maturity." Determining duration may involve the Investment Manager's estimates of future economic parameters, which may vary from actual future values. Fixed-income securities with effective durations of three years are more responsive to interest rate fluctuations than those with effective durations of one year. For example, if interest rates rise by 1%, the value of securities having an effective duration of three years will generally decrease by approximately 3%.

                             MANAGEMENT OF THE TRUST

OFFICERS AND TRUSTEES

The officers and trustees of the Trust, their principal occupations during the past five years, and their affiliations, if any, with the Investment Manager are as follows:


NAME                                         AGE     POSITION
                                                     WITH THE              PRINCIPAL OCCUPATION FOR THE
                                                     TRUST                 PAST FIVE YEARS
------------------------------------------- ------- ----------------- ---------------------------------------

Irwin G. Barnet, Esq.                         61     Trustee               An attorney and a principal of
Sanders, Barnet, Goldman, Simons                                           Sanders, Barnet, Goldman, Simons &
    & Mosk                                                                 Mosk, a law firm.
1901 Avenue of the Stars, Suite 850
Los Angeles, California  90067

Maria D. Hummer, Esq.*                        54     Trustee               An attorney with Manatt, Phelps &
Manatt, Phelps & Phillips, LLP                                             Phillips and Chair of the Land Use
11355 West Olympic Boulevard                                               Section of that law firm.
Los Angeles, California  90064




                                                                              20


Victor Meschures, CPA                         61     Trustee               A Certified Public Accountant with
Meschures, Campeas, Thompson &                                             Meschures, Campeas, Thompson &
    Snyder, LLP                                                            Snyder, LLP, an accounting firm
760 North La Cienega Boulevard
Los Angeles, California  90069

William R. Sweet                              61     Trustee               Retired; formerly, Executive Vice
81 Tiburon Road                                                            President, The Bank of California
Tiburon, California  94920                                                 (1985-1996)

James R. Wolford                              45     Trustee               Senior Vice President and Chief
Bixby Ranch Company                                                        Financial Officer, Bixby Ranch
3010 Old Ranch Parkway, Suite 100                                          Company, an owner, operator and
Seal Beach, California  90740                                              developer of real estate.


Mark Nagle*                                   39    President and          President, Vice President and
400 North Roxbury Drive                             Chief                  Controller, Funds Accounting; Vice
Beverly Hills, California  90210                    Executive              President of the Administrator and
                                                    Officer
                                                                           Distributor
                                                                           (1996 -
                                                                           Present);
                                                                           BiSYS Fund
                                                                           Services,
                                                                           Vice
                                                                           President
                                                                           of Fund
                                                                           Accounting
                                                                           (1995-1996);
                                                                           Fidelity
                                                                           Investments,
                                                                           Senior
                                                                           Vice
                                                                           President
                                                                           (1981-1995).

Christopher Salfi*                          35      Controller and         Accounting Director of SEI
400 North Roxbury Drive                             Chief                  Investments Mutual Fund Services,
Beverly Hills, California 90210                     Operating              Fund Accounting Director, Fund
                                                    Officer                Accounting Manager (1994-Present);
                                                                           Investment Accounting Manager
                                                                           (1993-1994).

Lydia A. Gavalis, Esq.*                     34      Vice President         Vice President and Assistant
400 North Roxbury Drive                             and Assistant          Secretary of the Administrator and
Beverly Hills, California  90210                    Secretary              the Distributor (1998-Present);
                                                                           Assistant General Counsel and
                                                                           Director of Arbitration, Philadelphia
                                                                           Stock Exchange (1989-1998)




                                                                              21


Lynda J. Striegel, Esq.*                    50      Vice President         Vice President and Assistant
400 North Roxbury Drive                             and Assistant          Secretary of the Administrator and
Beverly Hills, California  90210                    Secretary              Distributor (1998-Present); Senior
                                                                           Asset Management Counsel, Barnett
                                                                           Banks, Inc. (1997-1998); Partner,
                                                                           Groom and Nordberg, Chartered
                                                                           (1996-1997); Associate General
                                                                           Counsel, Riggs Bank, N.A. (1991-1995).

James R. Foggo, Esq.*                       35      Vice President         Vice President and Assistant
400 North Roxbury Drive                             and Assistant          Secretary of the Administrator and
Beverly Hills, California  90210                    Secretary              Distributor (1998-Present);
                                                                           Associate,
                                                                           Paul
                                                                           Weiss,
                                                                           Rifkind,
                                                                           Wharton &
                                                                           Garrison
                                                                           (1998);
                                                                           Associate,
                                                                           Baker &
                                                                           McKenzie
                                                                           (1995-1998);
                                                                           Associate,
                                                                           Battle
                                                                           Fowler LLP
                                                                           (1993-1995).


Kevin P. Robins*                            38      Vice President         Senior Vice President and General
400 North Roxbury Drive                             and Assistant          Counsel of the Administrator and
Beverly Hills, California  90210                    Secretary              Distributor (1994-Present).

Edward T. Searle, Esq.*                     45      Vice President         Vice President and Assistant
400 North Roxbury Drive                             and Assistant          Secretary of the Administrator and
Beverly Hills, California 90210                     Secretary              Distributor (1999-Present);
                                                                           Associate,
                                                                           Drinker,
                                                                           Biddle &
                                                                           Reath LLP
                                                                           (1998-1999);
                                                                           Associate,
                                                                           Ballard,
                                                                           Spahr,
                                                                           Andrews &
                                                                           Ingersoll,
                                                                           LLP
                                                                           (1995-1998).

*This individual is considered an interested person of the Trust as defined in
Section 2(a)(19) of the 1940 Act.



COMPENSATION TABLE(1)

                                                                               TOTAL COMPENSATION FROM
                                         AGGREGATE COMPENSATION FROM       REGISTRANT AND FUND COMPLEX PAID
           NAME, POSITION                         REGISTRANT                         TO DIRECTORS

------------------------------------- ----------------------------------- -----------------------------------
Irwin G. Barnet                          $4,000                            $4,000
Trustee

Maria D. Hummer                          $4,000                            $4,000
Trustee


                                                                              22


Victor Meschures                         $4,000                            $4,000
Trustee

William R. Sweet                         $4,000                            $4,000
Trustee

James R. Wolford                         $4,000                            $4,000
Trustee

         ---------------------
         (1) Estimated for current fiscal year.

INVESTMENT MANAGER

The Trust and City National Bank (The "Manager" or "Investment Manager") have entered into an Investment Management Agreement (the "Management Agreement") as of __________, 1999. The Investment Manager provides a continuous investment program of general investment and economic advice regarding the Fund's investment strategies, manages the Fund's investment portfolio and provides other services necessary to the operation of the Fund and the Trust. The Investment Manager is exempt from registering as an investment adviser under the Investment Advisers Act of 1940, because of its status as a bank. City National Bank, founded in the early 1950's, is a federally chartered commercial bank with approximately $13.5 billion in assets as of September 30, 1999. It is a wholly-owned subsidiary of City National Corporation ("CNC"), a New York Stock Exchange listed company.

The Management Agreement provides that the Investment Manager shall not be liable for any error of judgement or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Management Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Manager in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The continuance of the Management Agreement with respect to the Fund must be specifically approved at least annually (1) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of the Fund, and (2) by the vote of a majority of the Trustees who are not parties to the Management Agreement or an "interested person" (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement is terminable, without penalty, at any time as to the Fund by the Trustees, by a vote of a majority of the outstanding shares of the Fund or by the Investment Manager on not less than 30 days' nor more than 60 days' written notice. This Management Agreement shall not be assignable by either party without the written consent of the other party.

The Investment Manager provides the Fund with investment management services, including the selection, appointment, and supervision of the Sub-adviser to the Fund. The Investment Manager may, in the future, and after having secured the necessary SEC approval, change the Sub-adviser to the Fund according to certain procedures without soliciting shareholders' approval.

The Investment Manager is obligated under the Management Agreement to pay the excess of the Fund's operating expenses as disclosed in the applicable Prospectus. If operating expenses of any

Fund exceed limitations established by certain states, the Investment Manager will pay such excess. The Investment Manager will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.

Any reductions made by the Investment Manager in its fees are subject to reimbursement by the Fund within the following three years provided the Fund is able to effect such reimbursement and remain in compliance with the foregoing expense limitations. The Investment Manager generally seeks reimbursement for the oldest reductions and waivers before payment by the Fund for fees and expenses for the current year.

The Management Agreement was approved with respect to the Fund by the Board at a duly called meeting. In considering the Agreements, the Trustees specifically considered and approved the provision that permits the Investment Manager to seek reimbursement of any reduction made to its management fee within the three-year period. The Investment Manager's ability to request reimbursement is subject to various conditions. First, any reimbursement is subject to the Fund's ability to effect such reimbursement and remain in compliance with applicable expense limitations in place at that time. Second, the Investment Manager must specifically request the reimbursement from the Board. Third, the Board must approve such reimbursement as appropriate and not inconsistent with the best interests of the Fund and the shareholders at the time such reimbursement is requested. Because of these substantial contingencies, the potential reimbursements will be accounted for as contingent liabilities that are not recordable on the balance sheet of the Fund until collection is probable; but the full amount of the potential liability will appear in a footnote to each Fund's financial statements. At such time as it appears probable that the Fund is able to effect such reimbursement, that the Investment Manager intends to seek such reimbursement and that the Board of Trustees has or is likely to approve the payment of such reimbursement, the amount of the reimbursement will be accrued as an expense of the Fund for that current period.

The Investment Manager also may act as an investment adviser or administrator to other persons, entities, and corporations, including other investment companies. Please refer to the table above, which indicates officers and trustees who are affiliated persons of the Trusts and who are also affiliated persons of the Investment Manager.

The use of the name "CNI Charter" by the Trust and by the Fund is pursuant to the consent of the Investment Manager, which may be withdrawn if the Investment Manager ceases to be the Investment Manager of the Fund.

SUB-ADVISER

Credit Suisse Asset Management, LLC (the "Sub-adviser" or "CSAM") has entered into a sub-advisory agreement (the "Sub-advisory Agreement") with the Investment Manager. Pursuant to this Sub-advisory Agreement, CSAM serves as discretionary investment adviser to the Fund. The Sub-advisory Agreement provides that the Sub-adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from the reckless disregard of its obligations or duties thereunder.

The continuance of the Sub-advisory Agreement with respect to the Fund after the first two (2) years of the Sub-advisory Agreement must be specifically approved at least annually (1) by the vote of a majority of the outstanding shares of the Fund or by the Trustees, and (2) by the vote of a majority of the Trustees who are not parties to the Sub-advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Sub-advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, or in the event the Trust terminates, on not less than 60 days' written notice to the Sub-adviser, or by the Sub-adviser on not less than 60 days' written notice to the Trust.

The Sub-adviser is entitled to a fee for its investment advisory services to be paid by CNI, which is accrued daily and paid monthly at the following annual rates: 0.55% of the combined daily net assets of the Fund up to $25 million and 0.050% of such net assets up to $50 million, and 0.40% of such net assets over $50 million.

CSAM is a wholly-owned subsidiary of Credit Suisse Group, one of the largest financial services companies in the world, and comprises the U.S. arm of Credit Suisse Group's Credit Suisse Asset Management division. CSAM, together with its predecessor firms, has been engaged in the investment advisory business for over 60 years. As of June 30, 1999, Credit Suisse Asset Management had global assets under management of approximately $217 billion, of which approximately $43 billion was managed by CSAM. The principal business address of CSAM is 153 East 53rd Street, New York, New York 10022.

PRINCIPAL  UNDERWRITER

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, and the Trust are parties to a distribution agreement (the "Distribution Agreement") with respect to shares of the Fund. The Distributor receives no compensation for distribution of shares of the Fund. The Distribution Agreement shall remain in effect for a period of two years after the effective date of the Distribution Agreement and is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

TRANSFER AGENT

Pursuant to a Transfer Agency Agreement, SEI Investments Fund Management, located at One Freedom Valley Drive, Oaks, Pennsylvania 19456 (the "Transfer Agent"), serves as transfer agent for the Fund. The Transfer Agent provides information and services to the Fund's shareholders which include reporting share ownership, sales and dividend activity (and associated tax consequences), responding to daily inquiries, and effecting the transfer of the Fund's shares. It furnishes such office space and equipment, telephone facilities, personnel, and informational literature distribution as is necessary or appropriate in providing transfer agency information and services.

CUSTODIAN

Pursuant to a Custodian Agreement, First Union National Bank serves as the Custodian (the "Custodian") of the Fund's assets. Under the terms of the Custodian Agreement, the Custodian holds and administers the securities and cash in the Fund's portfolios.

INDEPENDENT ACCOUNTANTS AND REPORTS TO SHAREHOLDERS

The Trust's independent accountants, KPMG LLP, audit and report on the annual financial statements of the Fund and review the Fund's federal income tax returns. KPMG LLP may also perform other professional accounting, auditing, tax, and advisory services when engaged to do so by the Trust. Shareholders will be sent audited annual and unaudited semi-annual financial statements. The address of KPMG LLP is 725 South Figueroa Street, Los Angeles, California 90017.

LEGAL COUNSEL

The validity of the shares of beneficial interest offered hereby will be passed upon by Paul, Hastings, Janofsy & Walker LLP, 345 California Street, Suite 2900, San Francisco, California 94104.

                       PORTFOLIO TRANSACTIONS AND TURNOVER

PORTFOLIO TRANSACTIONS

Portfolio transactions are undertaken principally to: pursue the objective of the Fund; invest money obtained from the sale of the Fund's shares; reinvest proceeds from maturing, or the sale of portfolio securities; and meet redemptions of the Fund's shares. Portfolio transactions may increase or decrease the return of the Fund depending upon management's ability correctly to time and execute them.

The Investment Manager or Sub-adviser, in effecting purchases and sales of portfolio securities for the account of the Fund, seeks to obtain best price and execution. Subject to the supervision of the Board, the Investment Manager or Sub-adviser generally selects broker-dealers for the Fund primarily on the basis of the quality and reliability of services provided, including execution capability and financial responsibility.

When the execution and price offered by two or more broker-dealers are comparable, the Investment Manager or Sub-adviser may, in its discretion, utilize the services of broker-dealers that provide it with investment information and other research resources. Such resources may also be used by the Investment Manager or Sub-adviser when providing advisory services to other investment advisory clients, including other mutual funds.

The Trust expects that purchases and sales of portfolio securities will usually be principal transactions. Securities will normally be purchased directly from the issuer or from an underwriter or market maker for the securities.

Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

Investment decisions for the Fund is reached independently from those for other accounts managed by the Investment Manager or Sub-adviser. Such other accounts may also make investments in instruments or securities at the same time as the Fund. On occasions when the Investment Manager or Sub-adviser determines the purchase or sale of a security to be in the best interest of the Fund as well as of other clients, the Investment Manager or Sub-adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be so purchased or sold in an attempt to obtain the most favorable price or lower brokerage commissions and the most efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Investment Manager or Sub-adviser in the manner it considers to be the most equitable under the circumstances and consistent with its fiduciary obligations to the Fund and to its other participating clients. In some cases this procedure may affect the size or price of the position obtainable for the Fund.

PORTFOLIO TURNOVER

We anticipate annual portfolio turnover of less than 100% for the High Yield Bond Fund.

                             DISTRIBUTION AND TAXES

DISTRIBUTIONS

The Fund receives income in the form of dividends and interest earned on its investments in securities. This income, less the expenses incurred in their operations, is the Fund's net investment income, substantially all of which will be declared as dividends to the Fund's shareholders.

The amount of ordinary income dividend payments by the Fund is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board. The Fund does not pay "interest" or guarantee any fixed or minimum rate of return on an investment in its shares.

The Fund also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Any net gain the Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income. If during any year the Fund realizes a net gain on transactions involving investments held for the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Fund's shares may have been held by the shareholders.

The maximum long-term federal capital gains rate for individuals is 20% with respect to capital assets held for more than 12 months. The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income.

Any dividend or distribution per share paid by the Fund reduces the Fund's net asset value per share on the date paid by the amount of the dividend or distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes (except for distributions from the Tax Exempt Fund to the extent they are not subject to income taxes).

Dividends and other distributions will be reinvested in additional shares of the applicable Fund unless the shareholder has otherwise indicated. Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

FEDERAL INCOME TAXES

It is the policy of the Fund to qualify for taxation, and to elect to be taxed, as "regulated investment companies" by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify, the Fund will distribute each year substantially all of its investment company taxable income (if any), its net exempt-interest income

(if any), and its net capital gains (if any), and will seek to meet certain other requirements. Such qualification relieves the Fund of liability for federal income taxes to the extent the Fund's earnings are distributed. By following this policy, the Fund expects to eliminate or reduce to a nominal amount the federal income tax to which they are subject.

In order to qualify as regulated investment companies, the Fund must, among other things, annually (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stocks, securities or currencies, and (2) diversify holdings so that at the end of each quarter of its taxable years (i) at least 50% of the market value of the Fund's total assets is represented by cash or cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers that the Fund controls, within the meaning of the Code, and that are engaged in the same, similar or related trades or businesses. If the Fund qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, which they distribute to shareholders, provided that the Fund meets certain minimum distribution requirements. To comply with these requirements, the Fund must distribute annually at least (1) 90% of "investment company taxable income" (as that term is defined in the Code), and (2) 90% of the excess of (i) tax exempt interest income over (ii) certain deductions attributable to that income (with certain exceptions), for its taxable years. The Fund intends to make sufficient distributions to shareholders to meet these requirements.

If either Fund fails to distribute in a calendar year (regardless of whether it has a non-calendar taxable year) at least 98 percent of its (1) ordinary income for such year; and (2) capital gain net income for the one-year period ending on October 31 of that calendar year (or later if the Fund is permitted so to elect and so elects), plus any undistributed ordinary income or capital gain from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. The Fund intends generally to make distributions sufficient to avoid imposition of this excise tax.

Any distributions declared by the Fund in October, November, or December to shareholders of record during those months and paid during the following January are treated, for tax purposes, as if they were received by each shareholder on December 31 of the year declared. The Fund may adjust its schedule for the reinvestment of distributions for the month of December to assist in complying with the reporting and minimum distribution requirements of the Code.

However, any distributions by the Fund of long-term capital gain will be taxable to the shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares.

The Fund may engage in investment techniques that may alter the timing and character of the Fund's incomes. The Fund may be restricted in its use of these techniques by rules relating to qualifying as a regulated investment company.

The Fund may invest in some Variable Rate Demand Securities which have a feature entitling the purchaser to resell the securities at a specified amount (a "put option"). In 1982, the Internal

Revenue Service (the "IRS") issued a revenue ruling to the effect that, under specified circumstances, a regulated investment company would be the owner of tax-exempt municipal obligations acquired with a put option. The IRS also has issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The last such ruling was issued in 1983. The IRS subsequently announced that it would not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the securities, or the participation interest therein, to be purchased by either the seller or a third party. The Fund intends to take the position that it is the owner of any municipal obligations acquired subject to a stand-by commitment or a similar put right and that tax-exempt interest earned with respect to such municipal obligations will be tax exempt in its hands.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder (1) who fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) who provides an incorrect taxpayer identification number; (3) who is subject to withholding for failure to properly report to the IRS all payments of interest or dividends; or (4) who fails to provide a certified statement that he or she is not subject to "backup withholding." This "backup withholding" is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

Distributions of net investment income and net realized capital gains by the Fund will be taxable to shareholders whether made in cash or reinvested in shares. In determining amounts of net realized capital gains to be distributed, any capital loss carryovers from the eight prior taxable years will be applied against capital gains. Shareholders receiving distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date. Fund distributions also will be included in individual and corporate shareholders' income on which the alternative minimum tax may be imposed.

The Fund may receive dividend distributions from U.S. corporations. To the extent that the Fund receives such dividends and distributes them to its shareholders, and meets certain other requirements of the Code, corporate shareholders of the Fund may be entitled to the "dividends received" deduction. Availability of the deduction is subject to certain holding period and debt-financing limitations.

If more than 50% in value of the total assets of the Fund at the end of its fiscal year is invested in stock or other securities of foreign corporations, the Fund may elect to pass through to its shareholders the pro rata share of all foreign income taxes paid by the Fund. If this election is made, shareholders will be (i) required to include in their gross income their pro rata share of any foreign income taxes paid by the Fund, and (ii) entitled either to deduct their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code, including certain holding period requirements. In this case, shareholders will be informed in writing by the Fund at the end of each calendar year regarding the availability of any credits on and the amount of foreign source income (including or excluding foreign income taxes paid by the Fund) to be included in their income tax returns. If 50% or less in value of the Fund's total assets at the end of its fiscal year are invested in stock or other securities of foreign corporations, the Fund will not be entitled under the Code to pass through to its shareholders their pro rata share of the foreign income taxes paid by the Fund. In this case, these taxes will be taken as a deduction by that Fund.

The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations. The Fund may invest up to 10% of its total assets in the stock of foreign investment companies. Such companies are likely to be treated as "passive foreign investment companies" ("PFICs") under the Code. Certain other foreign corporations, not operated as investment companies, may nevertheless satisfy the PFIC definition. A portion of the income and gains that the Fund derives from PFIC stock may be subject to a non-deductible federal income tax at the Fund level. In some cases, the Fund may be able to avoid this tax by electing to be taxed currently on its share of the PFIC's income, whether or not such income is actually distributed by the PFIC. The Fund will endeavor to limit its exposure to the PFIC tax by investing in PFICs only where the election to be taxed currently will be made. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, the Fund may incur the PFIC tax in some instances.

The foregoing discussion relates only to federal income tax law as applicable to U.S. citizens or residents. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) generally are subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or disposition of shares of the Fund generally are not subject to U.S. taxation, unless the recipient is an individual who meets the Code's definition of "resident alien." Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the U.S. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above. Distributions by the Fund may also be subject to state, local and foreign taxes, and their treatment under applicable tax laws may differ from the U.S.
federal income tax treatment.

                             SHARE PRICE CALCULATION

The net asset value per share of the Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets, which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

Generally, the Fund's investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Investment Manager pursuant to procedures approved by or under the direction of the Board.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

Corporate debt securities, U.S. government securities, mortgage-related securities and asset-backed fixed-income securities held by the Fund are valued on the basis of valuations provided by dealers in those instruments, by an independent pricing service, or at fair value as determined in good faith by procedures approved by the Board. Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield-to-maturity information.

An option that is written by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the last offer price. An option that is purchased by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the last bid price. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract on the valuation date of the futures contract if the securities underlying the futures contract experience significant price fluctuations after the determination of the settlement price. When a settlement price cannot be used, futures contracts will be valued at their fair market value as determined by or under the direction of the Board.

If any securities held by the Fund are restricted as to resale or do not have readily available market quotations, the Investment Manager determine their fair value, following procedures approved by the Board. The Trustees periodically review such valuations and valuation procedures. The fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

Generally, trading in and valuation of foreign securities is substantially completed each day at various times prior to the close of the NYSE. In addition, trading in and valuation of foreign securities may not take place on every day in which the NYSE is open for trading. Furthermore, trading takes place in various foreign markets on days in which the NYSE is not open for trading and on which the Fund's net asset value is not calculated. Occasionally, events affecting the values of such securities in U.S. dollars on a day on which the Fund calculates its net asset value may occur between the times when such securities are valued and the close of the NYSE that will not be reflected in the computation of the Fund's net asset value unless the Board or its delegates deem that such events would materially affect the net asset value, in which case an adjustment would be made.

Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or, alternatively, at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If neither of these alternatives is available or both are deemed not to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board in good faith will establish a conversion rate for such currency.

All other assets of the Fund are valued in such manner as the Board in good faith deem appropriate to reflect their fair value.

                                DISTRIBUTION PLAN

The Trust has adopted a Distribution Plan (the "Plan") for the Class A shares of the Fund in accordance with Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. In this regard, the Board has determined that the Plan is in the best interests of the shareholders. Continuance of the Plan must be approved annually by a majority of the Trustees and by a majority of the Trustees who are not "interested persons" of the Trust as that term is defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related thereto ("Qualified Trustees"). The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund or class affected. All material amendments to the Plan will require approval by a majority of the Trustees and of the Qualified Trustees.

The Plan adopted for the Class A shares provides that the Trust will pay the Distributor a fee of up to .30% of the average daily net assets of the Fund's Class A shares, respectively, that the Distributor can use to compensate broker-dealers and service providers, including affiliates of the Distributor, that provide distribution-related services to the Institutional Class and Class A shareholders or to their customers who beneficially own the Institutional Class or Class A shares.

Payments may be made under the Plan for distribution services, including reviewing of purchase and redemption orders, assisting in processing purchase, exchange and redemption requests from customers, providing certain shareholder communications requested by the Distributor, forwarding sales literature and advertisements provided by the Distributor, and arranging for bank wires.

Except to the extent that the Investment Manager and/or Sub-adviser benefits through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee who is not an interested person of the Trust has or had a direct or indirect financial interest in the operation of any of the distribution plans or related agreements.

Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

                         SHAREHOLDER SERVICE AGREEMENTS

The Investment Manager has entered into a Shareholder Services Agreement with the Trust. Pursuant to the Shareholder Services Agreement, the Investment Manager will provide, or will arrange for others to provide, certain specified shareholder services to shareholders of the Fund. As compensation for the provision of such services, the Fund will pay the Investment Manager a fee of 0.30% of the Fund's average daily net assets on an annual basis, payable monthly. The Investment Manager will pay certain banks, trust companies, broker-dealers, and other institutions (each a "Participating Organization") out of the fees the Investment Manager receives from the Fund under the Shareholder Services Agreement to the extent that the Participating Organization performs shareholder servicing functions for the Fund with respect to shares of the Fund owned from time to time by customers of the Participating Organization. In certain cases, the Investment Manager may also pay a fee, out of its own resources and not out of the service fee payable under the Shareholder Services Agreement, to a Participating Organization for providing other administrative services to its customers who invest in the Fund.

Pursuant to the Shareholder Services Agreement, the Investment Manager will provide or arrange with a Participating Organization for the provision of the following shareholder services: responding to shareholder inquiries; processing purchases and redemptions of the Fund's shares, including reinvestment of dividends; assisting shareholders in changing dividend options, account designations, and addresses; transmitting proxy statements, annual reports, prospectuses, and other correspondence from the Fund to shareholders (including, upon request, copies, but not originals, of regular correspondence, confirmations, or regular statements of account) where such shareholders hold shares of the Fund registered in the name of the Investment Manager, a Participating Organization, or their nominees; and providing such other information and assistance to shareholders as may be reasonably requested by such shareholders.

The Investment Manager may also enter into agreements with Participating Organizations that process substantial volumes of purchases and redemptions of shares of the Fund for its customers. Under these arrangements, the Transfer Agent will ordinarily maintain an omnibus account for a Participating Organization and the Participating Organization will maintain sub-accounts for its customers for whom it processes purchases and redemptions of shares. A Participating Organization may charge its customers a fee, as agreed upon by the Participating Organization and the customer, for the services it provides. Customers of participating Organizations should read the Fund's Prospectus in conjunction with the service agreement and other literature describing the services and related fees provided by the Participating Organization to its customers prior to any purchase of shares.

                                    EXPENSES

The Trust pays the expenses of its operations, including: the fees and expenses of independent accountants, counsel and the custodian; the cost of reports and notices to shareholders; the cost of calculating net asset value; registration fees; the fees and expenses of qualifying the Trust and its shares for distribution under federal and state securities laws; and membership dues in the Investment Company Institute and, or other industry association membership dues.


                               GENERAL INFORMATION

The Trust was organized as a business trust under the laws of Delaware on October 28, 1996 and may issue an unlimited number of shares of beneficial interest or classes of shares in one or more separate series. The Trust is an open-end management investment company registered under the 1940 Act. The Trust currently offers shares of beneficial interest, $0.01 par value per share, in various series. Each series offers two classes of shares (Class A and Institutional Class), other than the CNI Charter Money Market Fund, which offers three classes of shares. Currently, the Trust offers shares of nine series - the Fund and the CNI Charter Large Cap Growth Fund, CNI Charter Large Cap Value Fund, CNI Charter Fixed Income Fund, CNI Charter Government Fixed Income Fund, CNI Charter California Tax Exempt Fixed Income Fund, CNI Charter Money

Market Fund, CNI Charter Government Fund and CNI Charter California Tax Exempt Fund, which have their own Prospectuses and Statements of Additional Information. The Board may authorize the issuance of shares of additional series or classes of shares of beneficial interest if it deems it desirable.

The Trust is generally not required to hold shareholder meetings. However, as provided in its Agreement and Declaration of Trust of the Trust (the "Declaration") and the Bylaws of the Trust (the "Bylaws"), shareholder meetings may be called by the Trustees for the purpose as may be prescribed by law, the Declaration or the Bylaws, or for the purpose of taking action upon any other matter deemed by the Trustees to be necessary or desirable including changing fundamental policies, electing or removing Trustees, or approving or amending an investment advisory agreement. In addition, a Trustee may be removed by shareholders at a special meeting called upon written request of shareholders owning in the aggregate at least 10% of the outstanding shares of the Trust.

Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of his or her successor or until death, resignation, declaration of bankruptcy or incompetence by a court of competent jurisdiction, or removal by a majority vote of the shares entitled to vote (as described below) or of a majority of the Trustees. In accordance with the 1940 Act (1) the Trust will hold a shareholder meeting for the election of trustees when less than a majority of the trustees have been elected by shareholders, and (2) if, as a result of a vacancy in the Board, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled by a vote of the shareholders.

The Declaration provides that one-third of the shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except when a larger quorum is required by applicable law, by the Bylaws or by the Declaration, and except that where any provision of law, of the Declaration, or of the Bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series; or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Agreement and Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

For further information, please refer to the registration statement and exhibits for the Trust on file with the SEC in Washington, D.C. and available upon payment of a copying fee. The statements in the Prospectuses and this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

                             PERFORMANCE INFORMATION

As noted in the Prospectus, the Fund may, from time to time, quote various performance figures in advertisements and other communications to illustrate its past performance. Performance figures will be calculated separately for different classes of shares.

YIELD QUOTATION. The Fund's 30-day yield figure described in the Prospectus is calculated according to a formula prescribed by the SEC, expressed as follows:

                            6
      YIELD = 2[(1+[a-b]/cd)  - 1]

Where:      a        =       dividends and interest earned during the period.

            b        =       expenses accrued for the period
                             (net of reimbursement).

            c        =       the average daily number of shares
                             outstanding during the period that
                             were entitled to receive dividends.
            d        =       the maximum offering price per share
                             on the last day of the period.

For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by the Fund at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

Investors should recognize that, in periods of declining interest rates, the Fund's yields will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, will tend to be somewhat lower. In addition, when interest rates are falling, monies received by the Fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of its portfolio of securities, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite result can be expected to occur.

AVERAGE ANNUAL TOTAL RETURN. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return for the Fund will be accompanied by information on the Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's "average annual total return" figures are computed according to a formula prescribed by the SEC expressed as follows:

                                                    n
                                            P(1 + T) = ERV


         Where:            P = a hypothetical initial payment of $1,000.


                           T = average annual total return.


                           n = number of years.

            ERV              = Ending Redeemable Value of a
                               hypothetical $1,000 investment made
                               at the beginning of a 1-, 5- or
                               10-year period at the end of each
                               respective period (or fractional
                               portion thereof), assuming
                               reinvestment of all dividends and
                               distributions and complete
                               redemption of the hypothetical
                               investment at the end of the
                               measuring period.

AGGREGATE TOTAL RETURN. The Fund's "aggregate total return" figures represent the cumulative change in the value of an investment in the Fund for the specified period and are computed by the following formula:

                                            ERV - P


         Where:     P        = a hypothetical initial payment of $1,000.

                    ERV      = Ending Redeemable Value of a
                               hypothetical $1,000 investment made
                               at the beginning of a l-, 5- or
                               10-year period at the end of a l-,
                               5- or 10-year period (or fractional
                               portion thereof), assuming
                               reinvestment of all dividends and
                               distributions and complete
                               redemption of the hypothetical
                               investment at the end of the
                               measuring period.

Each Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the Fund's performance with that of other investment companies should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.


                        PURCHASE AND REDEMPTION OF SHARES

The Fund's minimum initial investment is $100,000. Subsequent investments of $1,000 or more may be made. These minimum requirements may be changed at any time and are not applicable to certain types of investors. Exceptions to the minimum investment requirements may be made at the discretion of the Investment Manager including, without limitation, for employees or affiliates of the Investment Manager or investors who are, or are related to or affiliated with, clients of the Investment Manager. The Fund will accept investments in cash only in U.S.
dollars.

The Trust reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order in-kind by making payment in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset values. However, the Trust has elected to commit itself to pay in cash all requests for redemption by any Shareholder of record, limited in amount with respect to each Shareholder during any 90-day period to the lesser of: (1) $250,000, or (2) one percent of the net asset value of the Fund at the beginning of such period. If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash.

To minimize administrative costs, share certificates will not be issued. Records of share ownership are maintained by the Transfer Agent.

Investors should remember that it may be difficult to complete transactions by telephone during periods of drastic economic or market changes, when phone lines may become busy with calls from other investors. If you want to buy or sell shares but have trouble reaching the Fund by telephone, you may want to use another method for completing a transaction, even though an alternative procedure may mean that completing your transaction may take a longer period of time.

The Fund may be required to withhold federal income tax at a rate of 31% (backup withholding) from dividend payments, distributions, and redemption proceeds if a shareholder fails to furnish the Fund with his/her certified social security or tax identification number. The shareholder also must certify that the number is correct and that he/she is not subject to backup withholding. The certification is included as part of the share purchase application form. If the shareholder does not have a social security number, he/she should indicate on the purchase form that an application to obtain the number is pending. The Fund is required to withhold taxes if a number is not delivered within seven days.

The Trust reserves the right in its sole discretion to (i) suspend the continued offering of the Fund's shares, and (ii) reject purchase orders in whole or in part when in the judgment of the Investment Manager or the Distributor such suspension or rejection is in the best interest of the Fund.

Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than three days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (i) trading on the New York Stock Exchange ("NYSE") is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (ii) an emergency exists as determined by the SEC (upon application by the Fund pursuant to Section 22(e) of the Investment Company Act) making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (iii) for such other period as the SEC may permit for the protection of the Fund's shareholders.

                                OTHER INFORMATION

The Prospectus of the Fund and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933, as amended, with respect to the securities offered by the Prospectuses. Certain portions of the Registration Statement have been omitted from the Prospectus and this SAI pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C. Copies of the Registration Statements may be obtained from the SEC upon payment of the prescribed fee.

Statements contained in the Prospectus or in this SAI as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this SAI form a part, each such statement being qualified in all respects by such reference.

                                                                              38
                         PRINCIPAL HOLDERS OF SECURITIES

As of December 31, 1999, City National Bank, P.O. Box 60520, Los Angeles, 90060-0520, as fiduciary for its various clients, was holder of 99% of the outstanding shares of the Fund.

                              FINANCIAL STATEMENTS

There are no audited financial statements for the Fund because the Fund has been in operation for less than one year.

                   APPENDIX - RATINGS OF INVESTMENT SECURITIES

         Description ratings for Standard & Poor's Ratings Group ("S&P"); Moody's Investors Service, Inc., ("MOODY's") and Fitch Investors Service, L.P. ("Fitch").

STANDARD & POOR'S RATING GROUP
--------------------------------

BOND RATINGS


         AAA Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.


         AA Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.


         A Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.


         BBB Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.


         BB Bonds rated BB have less near-term vulnerability to default than other speculative grade debt. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.


         B Bonds rated B have a greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.


         CCC Bonds rated CCC have a current identifiable vulnerability to default and are dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayment of principal. In the event of adverse business, financial or economic conditions, they are not likely to have the capacity to pay interest and repay principal.


         CC The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.


         C The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.


         D Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

                  S&P's letter ratings may be modified by the addition of a plus (+) or a minus (-) sign designation, which is used to show relative standing within the major rating categories, except in the AAA (Prime Grade) category.


COMMERCIAL PAPER RATINGS


         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Issues assigned an A rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.


         A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) designation.


         A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.


         A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.


         B Issues carrying this designation are regarded as having only speculative capacity for timely payment.


         C This designation is assigned to short-term obligations with doubtful capacity for payment.


         D Issues carrying this designation are in default, and payment of interest and/or repayment of principal is in arrears.


MOODY'S INVESTORS SERVICE, INC.
-------------------------------

BOND RATINGS


         Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


         Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


         Baa Bonds which are rated Baa are considered as medium-grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.


         Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and, therefore, not well safeguarded during both good and bad times in the future.
                  Uncertainty of position characterizes bonds in this class.


         B Bonds which are rated B generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


         Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.


         Ca Bonds which are rated Ca present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


         C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


         Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category and in the categories below B. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.


COMMERCIAL PAPER RATINGS


         The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.


         Issuers (or related supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


         Issuers (or related supporting institutions) rated Prime-3 (P-3) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirements for relatively high financial leverage. Adequate alternate liquidity is maintained.


         Issuers (or related supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.


FITCH INVESTORS SERVICE, L.P.
------------------------------

BOND RATINGS


         The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.


         AAA Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.


         AA Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.


         A Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.


         BBB Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.


         BB Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes.

                  However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.


         B Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.


         CCC Bonds rated CCC have certain identifiable characteristics, which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.


         CC Bonds rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time.


         C Bonds rated C are in imminent default in payment of interest or principal.


DDD,DD AND D      Bonds rated DDD, DD and D are in actual default of
                  interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds and D represents the lowest potential for recovery.


         Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category covering 12-36 months.


SHORT-TERM RATINGS

         Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.


         Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.


         F-1+ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.


         F-1 Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.


         F-2 Good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-l+ and F-1 categories.

         F-3 Fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

         F-S Weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.


         D Default. Issues assigned this rating are in actual or imminent payment default.

                 ----------------------------------------------

                                     PART C

                                OTHER INFORMATION

               ---------------------------------------------------

                               CNI CHARTER FUNDS
                               -----------------

                                    FORM N-1A
                               -----------------

                                     PART C
                               -----------------



Item 23.   Exhibits


           (a)  Agreement and Declaration of Trust.(1)

                    (1)  Form of Agreement and Declaration of Trust.(A)

                    (2) Form of Amendment to the Agreement and Declaration of Trust.(B)

                    (3)  Certificate of Amendment to the Certificate of Trust.(B)

           (b)       By-Laws:

                    (1) By-Laws dated October 25, 1996 is incorporated by reference.(A)

                    (2)  Amendment to the By-Laws of the Trust.(B)

           (c)  Instruments Defining Rights of Security Holder--not applicable.

           (d)  Form of Investment Management Agreement.(B)

           (e)  Form of Distribution Agreement.(B)

           (f)  Bonus or Profit Sharing Contracts - not applicable.

           (g)  Form of Custody Agreement.(B)

           (h)  Other Material Contracts:

                    (1)  Form of Administrative Services Agreement.(B)

                    (2)  Form of Transfer Agent Agreement.(B)

           (i)  Opinion of Counsel as to legality of shares.(C)

           (j)  Other Opinions - Independent Auditors' Consent - not applicable.

           (k)  Omitted Financial Statements - not applicable.

           (l)  Initial Capital Agreement.(A)

           (m)  Distribution Plans.

                    (1)  Form of Rule 12b-1 Plan.(B)


--------------

(A) Previously filed as an exhibit to Registrant's Registration Statement on Form N1-A on November 14, 1996

(B) Previously filed as an exhibit to Registrant's Post-Effective Amendment No. 8 on May 3, 1999

(C) To be filed by Post-Effective Amendment

                    (2)  Form of Share Marketing Agreement.(B)

           (n)  Financial Data Schedule - not applicable.

           (o)  Rule 18f-3 Plan.(B)

Item 24.   Persons Controlled by or Under Common Control with the Fund

Item 25.   Indemnification

     Please see Article VI of the Registrant's By-Laws, previously filed as an Exhibit. Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:

     "Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

     Notwithstanding the provisions contained in the Registrant's By-Laws, in the absence of authorization by the appropriate court on the merits pursuant to Sections 4 and 5 of Article VI of said By-Laws, any indemnification under said Article shall be made by Registrant only if authorized in the manner provided in either subsection (a) or (b) of Section 6 of said Article VI.

Item 26.   Business and Other Connections of the Investment Adviser

     Please see Parts A and B of this Registration Statement for discussion of the Investment Adviser.

Item 27.   Principal Underwriter

           (a)  Not Applicable.

           (b)  Not Applicable.

           (c)  Not Applicable.

Item 28.   Location of Accounts and Records.

           The accounts, books, or other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended (the "Investment Company Act") will be kept by the Registrant's Transfer Agent, SEI Investments Fund Management, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2)(iii), (4), (5), (6), (7),
(9), (10) and (11) of Rule 31a-1(b)), which will be kept by the Registrant at 400 North Roxbury Drive, Beverly Hills, California 90210.

Item 29.   Management Services.

           There are no management-related service contracts not discussed in Parts A and B.

Item 30.   Undertakings.

           (a)  Not applicable.

           (b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's last annual report to Shareholders, upon request and without charge.

           (c) Registrant has undertaken to comply with Section 16(a) of the Investment Company Act which requires the prompt convening of a meeting of shareholders to elect trustees to fill existing vacancies in the Registrant's Board of Trustees in the event that less than a majority of the trustees have been elected to such position by shareholders. Registrant has also undertaken promptly to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or Trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of
                Section 16(c) of the Investment Company Act.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Beverly Hills, the State of California, on this 12th day of October, 1999.


                                        THE CNI CHARTER FUNDS



                                        By:  /S/ MARK NAGLE*
                                             ---------------------
                                             Mark Nagle
                                             President, Chief Executive Officer



         Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



/S/ MARK NAGLE*                     President &                                 October 12, 1999
---------------                     Chief Executive Officer
Mark Nagle


/S/ CHRISTOPHER SALFI*              Controller &                                October 12, 1999
----------------------              Chief Operating Officer
Christopher Salfi


/S/ IRWIN G. BARNET*                Trustee                                     October 12, 1999
--------------------
Irwin G. Barnet


/S/ MARIA D. HUMMER*                Trustee                                     October 12, 1999
--------------------
Maria D. Hummer


/S/ JAMES R. WOLFORD*               Trustee                                     October 12, 1999
---------------------
James R. Wolford


/S/ WILLIAM R. SWEET*               Trustee                                     October 12, 1999
---------------------
William R. Sweet


/S/ VICTOR MESCHURES*               Trustee                                     October 12, 1999
---------------------
Victor Meschures



* By:    /S/ MITCHELL E. NICHTER
         -----------------------
         Mitchell E. Nichter, Attorney-in-Fact
         pursuant to Powers of Attorney filed herewith.
